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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02729

Short-Term Investments Trust

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Karen Dunn Kelley

11 Greenway Plaza, Suite 1000

Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/14

Item 1. Report to Stockholders.

Annual Report to Shareholders	August 31, 2014

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and
0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

    We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

  Cash Management Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 – 47 days	33 days	62 days	$684.4 million
STIC Prime	7 – 20 days	15 days	15 days	453.7 million
Treasury	20 – 51 days	40 days	40 days	7.5 billion
Government & Agency	23 – 46 days	38 days	65 days	469.8 million
Government TaxAdvantage	19 – 52 days	32 days	46 days	48.1 million
Tax-Free Cash Reserve	13 – 41 days	40 days	40 days	60.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) indirect obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) indirect obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 – 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 – 30	16.6	29.6	0.0	2.9	33.4	0.0
31 – 60	12.6	18.1	11.3	12.2	15.2	1.1
61 – 90	10.1	0.0	4.8	9.4	2.0	1.4
91 – 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)

Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$684,446	0.19	%(c)	0.27	%(c)	0.02	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	2,627,363	0.22		0.28		0.12
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06	(c)	0.29	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	451,404	0.21		0.29		0.08
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04	(c)	0.27	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,279,601	0.15		0.28		0.03
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06	(c)	0.23	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,042,886	0.20		0.23		0.04
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02	(c)	0.39	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	9,810	0.14		0.36		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04	(c)	0.40	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	128,256	0.29		0.39		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $733,971, $441,549, $8,311,907, $883,535, $56,017 and $94,371 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Cash Management Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Cash Management Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Cash Management Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

61                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

62                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-3 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-

off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and 0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

    We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

  Corporate Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$670.7 million
STIC Prime	7 - 20 days	15 days	15 days	59.5 million
Treasury	20 - 51 days	40 days	40 days	1.4 billion
Government & Agency	23 - 46 days	38 days	65 days	659.8 million
Government TaxAdvantage	19 - 52 days	32 days	46 days	50.5 million
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	31.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)

Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.04%	$670,700	0.17	%(c)	0.20	%(c)	0.04	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.16	3,675,221	0.17		0.21		0.17
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06	(c)	0.22	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	271,611	0.17		0.22		0.12
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04	(c)	0.20	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,553,767	0.15		0.21		0.03
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06	(c)	0.16	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,170,076	0.16		0.16		0.08
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02	(c)	0.32	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,010	0.15		0.29		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04	(c)	0.33	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	713	0.27		0.32		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $963,924, $126,280, $1,929,666, $792,956, $40,710 and $43,319 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Corporate Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Corporate Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Corporate Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.20	$0.86	$1,024.35	$0.87	0.17%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

62                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-2 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders

4	Fund Data

4	Fund Objectives and Strategies

5	Fund Composition by Maturity

6	Schedules of Investments

38	Financial Statements

43	Notes to Financial Statements

55	Financial Highlights

56	Auditor’s Report

57	Fund Expenses

58	Approval of Investment Advisory and Sub-Advisory Contracts

62	Tax Information

T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelly

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and 0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent

Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

Institutional Class data as of 8/31/14

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$18.6 billion
STIC Prime	7 - 20 days	15 days	15 days	1.9 billion
Treasury	20 - 51 days	40 days	40 days	7.4 billion
Government & Agency	23 - 46 days	38 days	65 days	3.3 billion
Government TaxAdvantage	19 - 52 days	32 days	46 days	127.6 million
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	524.0 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/14

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
	1-17	1-18	1, 7-11, 13-15, 17	1, 7-11, 13-15, 17	1, 7-11, 13, 15, 17	1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)
Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.07%	$18,614,857	0.14	%(c)	0.17	%(c)	0.07	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.19	16,317,110	0.14		0.18		0.20
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06	(c)	0.19	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.14	1,852,908	0.14		0.19		0.15
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04	(c)	0.17	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	4,530,503	0.14		0.18		0.04
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06	(c)	0.13	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.11	4,543,024	0.13		0.13		0.11
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02	(c)	0.29	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	175,670	0.13		0.26		0.05
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04	(c)	0.30	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06
Year ended 08/31/10	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	679,088	0.25		0.29		0.07

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $18,350,617, $1,991,970, $7,466,126, $3,779,445, $245,199 and $532,571 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Institutional Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Institutional Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Institutional Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.30	$0.71	$1,024.50	$0.71	0.14%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

61                         Short-Term Investments Trust

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

62                         Short-Term Investments Trust

Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-AR-1	Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in

January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and 0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

    We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

    For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

    Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

Personal Investment Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$180.4 million
STIC Prime	7 - 20 days	15 days	15 days	158.0 million
Treasury	20 - 51 days	40 days	40 days	162.4 million
Government & Agency	23 - 46 days	38 days	65 days	41.1 million
Government TaxAdvantage	19 - 52 days	32 days	46 days	3.7 million
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	3.7 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)
Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$180,431	0.19	%(c)	0.92	%(c)	0.02	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	111,477	0.31		0.93		0.03
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06	(c)	0.94	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	88,978	0.25		0.94		0.04
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04	(c)	0.92	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	173,428	0.15		0.93		0.03
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06	(c)	0.88	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	13,982	0.21		0.88		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02	(c)	1.04	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,594	0.15		1.01		0.03
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04	(c)	1.05	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	7,514	0.29		1.04		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $141,232, $110,455, $135,285, $42,918, $3,977 and $3,951 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Personal Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Personal Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Personal Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-6 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

    Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in

January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and 0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

    We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

    For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

    Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1	Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

    Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the

Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

Private Investment Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$345.2 million
STIC Prime	7 - 20 days	15 days	15 days	152.1 million
Treasury	20 - 51 days	40 days	40 days	524.5 million
Government & Agency	23 - 46 days	38 days	65 days	347.0 million
Government TaxAdvantage	19 - 52 days	32 days	46 days	15.5 million
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	34.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)
Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$345,211	0.19	%(c)	0.67	%(c)	0.02	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	709,454	0.31		0.68		0.03
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06	(c)	0.69	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	306,984	0.25		0.69		0.04
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04	(c)	0.67	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	784,322	0.16		0.68		0.02
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06	(c)	0.63	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	558,000	0.21		0.63		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02	(c)	0.79	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	28,423	0.14		0.76		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04	(c)	0.80	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	118,919	0.29		0.79		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $323,128, $173,014, $547,571, $371,033, $19,213 and $37,730 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Private Investment Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Private Investment Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Private Investment Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-5 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and

0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

    For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

    We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

    Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

    I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

    Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

Reserve Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$180.0	million
STIC Prime	7 - 20 days	15 days	15 days	15.6	million
Treasury	20 - 51 days	40 days	40 days	187.3	million
Government & Agency	23 - 46 days	38 days	65 days	311.1	million
Government TaxAdvantage	19 - 52 days	32 days	46 days	703.9	thousand
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	27.6	million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)

Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506

The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$180,015	0.19	%(c)	1.17	%(c)	0.02	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	108,972	0.30		1.18		0.04
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06	(c)	1.19	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,034	0.25		1.19		0.04
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04	(c)	1.17	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	51,749	0.15		1.18		0.03
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06	(c)	1.13	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	183,851	0.21		1.13		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02	(c)	1.29	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	844	0.14		1.26		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04	(c)	1.30	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	14,742	0.29		1.29		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $140,527, $18,966, $135,809, $290,063, $998 and $29,009 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Reserve Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Reserve Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Reserve Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-7 Invesco Distributors, Inc.

Annual Report to Shareholders	August 31, 2014

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Letters to Shareholders
4	Fund Data
4	Fund Objectives and Strategies
5	Fund Composition by Maturity
6	Schedules of Investments
38	Financial Statements
43	Notes to Financial Statements
55	Financial Highlights
56	Auditor’s Report
57	Fund Expenses
58	Approval of Investment Advisory and Sub-Advisory Contracts
62	Tax Information
T-1	Trustees and Officers

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2014, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Karen Dunn Kelley

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2014. As always, we thank you for investing with us.

Through a combination of short-term cash management securities and selective use of securities with slightly longer dated maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

As the economic recovery continued to take hold in the 12 months covered by this report, attention focused on the possibility of rising interest rates.

At the beginning of the reporting period, markets were still recovering from the global sell-off sparked by comments made by the US Federal Reserve (the Fed) regarding its intention to taper, or slow down, its asset purchases. The Fed began to taper its asset purchases in January 2014, reducing its asset purchases by $10 billion.1 Initial concerns regarding the possibility of imminently rising interest rates, which led to a spike in longer-term interest rates, dissipated as the Fed maintained its target policy rate in a range of between zero and 0.25%1 as part of its commitment to keep interest rates low. Money market funds were largely unaffected by the so-called “taper tantrum” as short-term interest rates remained low.

An update on money market fund reform

In July, the Securities and Exchange Commission (SEC) voted to approve new rules governing money market funds that include structural and operational reforms:

■	First, institutional prime and institutional municipal money market funds will be required to float their net asset values (NAVs) and will no longer be allowed to transact at a stable $1 per share.
■	Second, the boards of directors of all non-government funds will have the ability to impose liquidity fees or suspend redemptions temporarily if a fund’s level of weekly liquid assets falls below certain thresholds.
■	Third, all money market funds will be subject to increased portfolio diversification, disclosure and stress testing requirements.

    We would like to remind our investors that there will be no immediate changes to Invesco’s money market funds. The SEC has provided an extensive implementation schedule extending up to two years, depending on the specific rule. From an investment standpoint, these rules do not change how Invesco manages money market funds. At Invesco, we’ve spent the past several months preparing for this possible outcome, and we are prepared to handle these changes. We are committed to working with clients to explain how these rule changes will affect them. More information about changes to money market fund rules is available at invesco.com/cash.

Invesco Fixed Income’s strength and experience

For more than 30 years, Invesco Fixed Income has provided high-quality products, a disciplined investment process, advanced credit research, innovative technology and responsive service to our clients. While we rely on specialized teams of investment professionals who are experienced in managing money market and short-term investment products worldwide, we also benefit from being part of Invesco – one of the world’s largest and most diversified investment management firms.

For Invesco Fixed Income, safety is of paramount importance in the investment process for all of our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity and yield – in that order – to our money market fund investors.

We are also dedicated to providing excellent customer service. If you have questions about this report or your account, please contact one of our cash management representatives at 800 659 1005.

Thank you for investing with us. All of us at Invesco Fixed Income look forward to serving you.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

1  Source: US Federal Reserve

The views and opinions expressed in this letter are those of Invesco Advisers, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. Statements of fact are from sources considered reliable, but Invesco Advisers, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

2                         Short-Term Investments Trust

Bruce Crockett

Dear Fellow Shareholders:

The Invesco Funds Board has worked on a variety of issues over the last several months, and I’d like to take this opportunity to discuss one that affects you and our fellow fund shareholders.

Your Board has been working on our annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This annual review, which is required by the Investment Company Act of 1940, focuses on the nature and quality of the services Invesco provides as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services. Each year, we spend months reviewing detailed information that we request from Invesco that allows us to evaluate its services and fees. We also use information from many independent sources, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees on the Board. Additionally, we meet with independent legal counsel and review performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.

I’m pleased to report that the Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco Advisers and its affiliates would serve the best interests of each fund and its shareholders.

Be assured that your Board will continue working on behalf of fund shareholders, keeping your needs and interests uppermost in our minds.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

3                         Short-Term Investments Trust

Fund data

  Resource Class data as of 8/31/14

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	30 - 47 days	33 days	62 days	$135.5 million
STIC Prime	7 - 20 days	15 days	15 days	32.0 million
Treasury	20 - 51 days	40 days	40 days	373.9 million
Government & Agency	23 - 46 days	38 days	65 days	104.5 million
Government TaxAdvantage	19 - 52 days	32 days	46 days	3.7 million
Tax-Free Cash Reserve	13 - 41 days	40 days	40 days	5.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

Fund objectives and strategies

Liquid Assets Portfolio

Liquid Assets Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high-quality US dollar-denominated short-term debt obligations, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

STIC Prime Portfolio

STIC Prime Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests in high quality US dollar-denominated obligations with maturities of 60 days or less, including securities issued by the US government or its agencies; certificates of deposit and time deposits from US or foreign banks; repurchase agreements; commercial paper; and municipal securities.

Treasury Portfolio

Treasury Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, including bills, notes and bonds, and repurchase agreements secured by those obligations.

Government & Agency Portfolio

Government & Agency Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury and other securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities), as well as repurchase agreements secured by such obligations.

Government TaxAdvantage Portfolio

Government TaxAdvantage Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in direct obligations of the US Treasury, which include Treasury bills, notes and bonds, and in securities issued or guaranteed as to principal and interest by the US government or by its agencies or instrumentalities (agency securities). The Fund also seeks to distribute dividends that are exempt from state and local taxation in many states.

Tax-Free Cash Reserve Portfolio

Tax-Free Cash Reserve Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in debt securities, the interest of which is excluded from gross income for federal income tax purposes and does not constitute an item of preference for purposes of the alternative minimum tax.

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

4                         Short-Term Investments Trust

Fund composition by maturity

 In days, as of 8/31/14

	Liquid Assets Portfolio 1-17	STIC Prime Portfolio 1-18	Treasury Portfolio 1, 7-11, 13-15, 17	Government & Agency Portfolio 1, 7-11, 13-15, 17	Government TaxAdvantage Portfolio 1, 7-11, 13, 15, 17	Tax-Free Cash Reserve Portfolio 1-4, 6-13, 15-17
1 - 7	39.6%	52.3%	66.2%	53.0%	29.2%	87.0%
8 - 30	16.6	29.6	0.0	2.9	33.4	0.0
31 - 60	12.6	18.1	11.3	12.2	15.2	1.1
61 - 90	10.1	0.0	4.8	9.4	2.0	1.4
91 - 180	12.9	0.0	14.0	12.7	18.8	1.1
181+	8.2	0.0	3.7	9.8	1.4	9.4

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

1	Cash/cash equivalents risk. Holding cash or cash equivalents may negatively affect performance.
2	Counterparty risk. Counterparty risk is the risk that the other party to the contract will not fulfill its contractual obligations, which may cause losses or additional costs to the Fund.
3	Credit risk. The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.
4	Foreign credit exposure risk. US dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.
5	Foreign securities risk. The value of the Fund’s foreign investments may be adversely affected by political and social instability, changes in economic or taxation policies, difficulties when enforcing obligations, decreased liquidity and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.
6	Banking and financial services industry focus risk. From time to time, the Fund may invest more than 25% of its assets in unsecured bank instruments, including but not limited to, certificates of deposit, time deposits and bankers acceptances. To the extent the Fund focuses its investments in these instruments or invests in securities issued or guaranteed by companies in the banking and financial services industries, the Fund’s performance will depend on the overall condition of those industries and the individual banks and financial institutions in which the Fund invests. Financial services companies may be dependent on the supply of short-term financing. The value of bank instruments and securities of issuers in the banking and financial services industry can be affected by and sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad. The risk of holding bank instruments is also directly tied to the risk of insolvency or bankruptcy of the issuing banks, which risk may be higher for larger or more complex financial institutions that combine traditional, commercial and investment banking.
7	Interest rate risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.
8	Liquidity risk. The Fund may hold illiquid securities that it may be unable to sell at the preferred time or price and could lose its entire investment in such securities. Liquidity is also the risk that a Fund may not be able to pay redemption proceeds within an allowable amount of time.
9	Management risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.
10	Market risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and interest rate fluctuations.
11	Money market fund risk. Although the Fund seeks to preserve the value of your investment at $1.00 per share, you may lose money by investing in the Fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Fund’s adviser or its affiliates to enter into support agreements or take other actions to maintain the Fund’s $1.00 share price. The credit quality of the Fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the Fund’s share price. The Fund’s share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. Furthermore, the SEC recently adopted amendments to money market fund regulations that, when implemented, could impact the Fund’s operations and possibly negatively impact its return.
12	Municipal securities risk. The Fund may invest in municipal securities. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and the Fund’s ability to sell it. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
13	Reinvestment risk. Reinvestment risk is the risk that a bond’s cash flows (coupon income and principal repayment) will be reinvested at an interest rate below that on the original bond.
14	Repurchase agreement risk. If the seller of a repurchase agreement defaults or otherwise does not fulfill its obligations, the Fund may incur delays and losses arising from selling the underlying securities, enforcing its rights, or declining collateral value. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or US government securities.
15	US government obligations risk. The Fund may invest in obligations issued by US government agencies and instrumentalities that may receive varying levels of support from the government, which could affect the Fund’s ability to recover should they default.
16	Variable-rate demand notes risk. The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and a portfolio could suffer a loss if the issuer defaults during periods in which a portfolio is not entitled to exercise its demand rights.
17	Yield risk. The Fund’s yield will vary as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in other securities. Additionally, inflation may outpace and diminish investment returns over time.
18	When-issued and delayed delivery risk. When-issued and delayed delivery transactions are subject to market risk as the value or yield of a security at delivery may be more or less than the purchase price or the yield generally available on securities when delivery occurs. In addition, the Fund is subject to counterparty risk because it relies on the buyer or seller, as the case may be, to consummate the transaction, and failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous.

5                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–41.61%(a)
Asset-Backed Securities–Consumer Receivables–5.30%
Barton Capital LLC(b)(c)	0.19%	11/06/14	$100,000	$100,000,000
Old Line Funding, LLC(c)	0.14%	10/06/14	40,000	39,994,552
Old Line Funding, LLC(c)	0.15%	10/15/14	55,000	54,989,917
Old Line Funding, LLC(c)	0.18%	10/15/14	150,000	149,967,000
Old Line Funding, LLC(c)	0.18%	11/05/14	176,300	176,242,702
Salisbury Receivables Co., LLC(c)	0.17%	10/14/14	25,000	24,994,924
Salisbury Receivables Co., LLC(c)	0.18%	10/08/14	27,700	27,694,876
Sheffield Receivables Corp.(c)	0.18%	11/13/14	24,000	23,991,240
Sheffield Receivables Corp.(c)	0.18%	09/04/14	15,000	14,999,775
Sheffield Receivables Corp.(c)	0.18%	09/05/14	12,000	11,999,760
Sheffield Receivables Corp.(c)	0.18%	09/10/14	30,000	29,998,650
Sheffield Receivables Corp.(c)	0.18%	09/11/14	35,000	34,998,250
Sheffield Receivables Corp.(c)	0.18%	10/02/14	20,000	19,996,900
Sheffield Receivables Corp.(c)	0.18%	10/08/14	25,000	24,995,375
Sheffield Receivables Corp.(c)	0.18%	11/05/14	35,000	34,988,625
Sheffield Receivables Corp.(c)	0.18%	10/17/14	45,000	44,989,650
Sheffield Receivables Corp.(c)	0.19%	09/15/14	7,000	6,999,483
Sheffield Receivables Corp.(c)	0.19%	10/09/14	30,450	30,443,893
Sheffield Receivables Corp.(c)	0.19%	10/15/14	50,000	49,988,389
Sheffield Receivables Corp.(c)	0.19%	10/16/14	25,000	24,994,063
Thunder Bay Funding, LLC(c)	0.15%	10/15/14	33,392	33,385,878
Thunder Bay Funding, LLC(c)	0.23%	01/05/15	56,500	56,454,517
Thunder Bay Funding, LLC(c)	0.23%	02/02/15	85,800	85,715,582
				1,102,824,001

Asset-Backed Securities–Fully Supported–0.98%
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.15%	12/01/14	30,000	29,989,004
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/14/14	23,000	23,002,032
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	30,000	30,003,072
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.21%	09/05/14	40,000	39,999,067
Kells Funding LLC (CEP–FMS Wertmanagement)(c)(d)	0.13%	09/18/14	80,700	80,695,046
				203,688,221

Asset-Backed Securities–Fully Supported Bank–5.29%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,844
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.19%	03/27/15	115,000	115,000,000
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(b)(c)(d)	0.24%	02/20/15	84,000	84,000,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/11/14	48,000	47,998,133
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/18/14	79,000	78,994,872
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	50,000	49,993,333
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.14%	09/08/14	100,000	99,997,278
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.20%	09/08/14	44,000	43,998,289
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	136,000	135,990,933
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	27,000	26,999,055
Crown Point Capital Co., LLC–Series A, (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	30,000	29,999,867

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Fully Supported Bank–(continued)
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	$25,000	$24,998,111
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.18%	09/09/14	20,000	19,999,200
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/04/14	53,200	53,199,291
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	23,500	23,497,454
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	60,000	59,996,267
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	43,900	43,899,220
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/12/14	20,000	19,999,022
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(c)(d)	0.18%	10/14/14	30,000	29,993,550
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.20%	09/08/14	40,000	39,998,445
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(c)(d)	0.21%	11/04/14	33,000	32,987,680
				1,101,539,527

Asset-Backed Securities–Multi-Purpose–7.41%
Chariot Funding, LLC(c)	0.21%	11/06/14	29,000	28,988,835
Chariot Funding, LLC(c)	0.21%	12/08/14	20,000	19,988,567
Chariot Funding, LLC(c)	0.21%	12/11/14	20,000	19,988,217
Chariot Funding, LLC(c)	0.21%	12/17/14	26,000	25,983,772
Chariot Funding, LLC(c)	0.21%	01/06/15	34,000	33,974,812
Chariot Funding, LLC(c)	0.21%	12/05/14	30,000	29,983,375
Chariot Funding, LLC(c)	0.21%	02/05/15	25,000	24,977,104
Chariot Funding, LLC(c)	0.22%	10/16/14	21,000	20,994,225
Chariot Funding, LLC(c)	0.22%	09/04/14	40,000	39,999,267
Jupiter Securitization Co. LLC(c)	0.21%	12/04/14	25,000	24,986,292
Jupiter Securitization Co. LLC(c)	0.21%	01/07/15	23,000	22,982,827
Jupiter Securitization Co. LLC(c)	0.21%	01/05/15	15,000	14,988,975
Jupiter Securitization Co. LLC(c)	0.21%	01/15/15	20,000	19,984,133
Jupiter Securitization Co. LLC(c)	0.22%	10/01/14	32,100	32,094,115
Jupiter Securitization Co. LLC(c)	0.22%	09/05/14	25,000	24,999,389
Jupiter Securitization Co. LLC(c)	0.22%	10/02/14	35,000	34,993,369
Jupiter Securitization Co. LLC(c)	0.22%	11/03/14	25,000	24,990,375
Mont Blanc Capital Corp.(c)(d)	0.19%	11/10/14	40,000	39,985,222
Mont Blanc Capital Corp.(c)(d)	0.19%	10/16/14	32,538	32,530,272
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/09/14	30,000	29,999,133
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	09/11/14	37,700	37,698,639
Nieuw Amsterdam Receivables Corp.(c)(d)	0.15%	10/02/14	73,824	73,814,464
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	09/02/14	69,300	69,299,692
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/03/14	15,350	15,345,433
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	11/04/14	45,000	44,986,400
Nieuw Amsterdam Receivables Corp.(c)(d)	0.17%	09/05/14	20,000	19,999,622
Regency Markets No. 1 LLC(c)(d)	0.13%	09/15/14	45,000	44,997,725
Regency Markets No. 1 LLC(c)(d)	0.14%	09/10/14	70,000	69,997,550
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	196,000	195,989,329
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	98,500	98,496,169
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	165,000	164,986,525
Scaldis Capital LLC(c)(d)	0.14%	09/12/14	70,000	69,997,006
Scaldis Capital LLC(c)(d)	0.24%	10/20/14	25,000	24,991,833
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	20,000	20,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities–Multi-Purpose–(continued)
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	$25,000	$25,000,000
				1,543,012,663

Consumer Finance–0.53%
Toyota Motor Credit Corp.(d)	0.20%	11/18/14	50,000	49,978,333
Toyota Motor Credit Corp.(d)	0.25%	09/30/14	60,000	59,987,917
				109,966,250

Diversified Banks–13.95%
ANZ New Zealand Int’l Ltd.(d)(c)	0.20%	01/07/15	56,200	56,160,036
Barclays Bank PLC(b)(c)(d)	0.49%	04/30/15	210,000	210,000,000
BPCE S.A.(c)(d)	0.18%	10/01/14	20,000	19,997,083
Collateralized Commercial Paper Co., LLC	0.26%	09/09/14	114,400	114,393,390
Collateralized Commercial Paper Co., LLC	0.27%	10/27/14	80,000	79,966,400
Collateralized Commercial Paper Co., LLC	0.27%	02/18/15	110,000	109,859,750
Collateralized Commercial Paper Co., LLC	0.40%	09/02/14	130,000	129,998,556
Collateralized Commercial Paper II Co., LLC(c)	0.30%	03/02/15	68,700	68,595,805
Commonwealth Bank of Australia(c)(d)	0.14%	09/02/14	40,055	40,054,844
Commonwealth Bank of Australia(b)(c)(d)	0.18%	11/17/14	95,000	94,998,339
Commonwealth Bank of Australia(b)(c)(d)	0.19%	12/17/14	70,000	70,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	5,000	5,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.19%	10/07/14	50,000	50,000,000
Dexia Credit Local S.A.(d)	0.25%	03/09/15	70,000	69,908,125
Dexia Credit Local S.A.(d)	0.30%	04/20/15	67,000	66,871,025
DNB Bank ASA(c)(d)	0.16%	10/14/14	10,500	10,497,993
DNB Bank ASA(b)(c)(d)	0.24%	09/19/14	24,000	24,001,089
ING (US) Funding LLC(d)	0.20%	10/07/14	25,000	24,995,000
J.P. Morgan Securities LLC(c)	0.25%	02/09/15	145,000	144,837,882
Mizuho Funding, LLC(c)(d)	0.18%	09/11/14	30,000	29,998,500
Mizuho Funding, LLC(c)(d)	0.19%	11/03/14	56,900	56,881,081
Mizuho Funding, LLC(c)(d)	0.21%	12/04/14	40,000	39,978,067
Mizuho Funding, LLC(c)(d)	0.22%	09/08/14	106,600	106,595,543
National Australia Funding Delaware Inc.(c)(d)	0.16%	11/04/14	46,200	46,186,859
National Australia Funding Delaware Inc.(c)(d)	0.18%	11/06/14	30,000	29,990,375
National Australia Funding Delaware Inc.(c)(d)	0.19%	01/13/15	35,000	34,975,247
National Australia Funding Delaware Inc.(c)(d)	0.20%	01/06/15	29,000	28,980,050
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	119,400	119,399,735
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	50,000	49,999,625
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	57,000	56,992,146
PNC Bank, N.A.	0.28%	10/06/14	29,600	29,600,000
Rabobank (USA) Financial Corp.(d)	0.21%	01/20/15	65,000	64,946,537
Standard Chartered Bank(c)(d)	0.18%	09/10/14	60,000	59,997,300
Standard Chartered Bank(c)(d)	0.19%	09/02/14	108,000	107,999,430
Standard Chartered Bank(c)(d)	0.19%	09/03/14	35,000	34,999,631
Standard Chartered Bank(c)(d)	0.21%	12/02/14	85,300	85,254,222
Sumitomo Mitsui Banking Corp.(c)(d)	0.19%	11/04/14	45,000	44,984,800
Sumitomo Mitsui Banking Corp.(c)(d)	0.21%	11/04/14	46,000	45,982,827
Sumitomo Mitsui Banking Corp.(c)(d)	0.24%	10/10/14	14,000	13,996,360
Sumitomo Mitsui Banking Corp.(c)(d)	0.25%	11/03/14	97,500	97,457,344

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	$48,000	$47,999,827
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.19%	11/10/14	115,000	114,957,514
Westpac Banking Corp.(b)(c)(d)	0.23%	09/23/14	113,700	113,704,772
				2,901,989,317

Life & Health Insurance–0.28%
MetLife Short Term Funding LLC(c)	0.11%	09/11/14	30,000	29,999,083
MetLife Short Term Funding LLC(c)	0.11%	09/18/14	28,400	28,398,525
				58,397,608

Other Diversified Financial Services–0.52%
General Electric Capital Corp.	0.19%	01/07/15	56,200	56,162,034
General Electric Capital Corp.	0.20%	02/04/15	51,500	51,455,366
				107,617,400

Regional Banks–5.00%
Abbey National North America LLC(d)	0.09%	09/04/14	35,000	34,999,737
Abbey National North America LLC(d)	0.12%	09/04/14	185,100	185,098,149
Abbey National North America LLC(d)	0.12%	09/05/14	73,300	73,299,023
Abbey National North America LLC(d)	0.12%	09/08/14	52,900	52,898,766
Abbey National North America LLC(d)	0.12%	09/11/14	50,000	49,998,333
Banque et Caisse d’Epargne de l’Etat(d)	0.16%	09/11/14	66,400	66,397,049
BNZ International Funding Ltd.(c)(d)	0.16%	10/23/14	49,964	49,952,453
BNZ International Funding Ltd.(c)(d)	0.17%	11/24/14	30,000	29,988,450
BNZ International Funding Ltd.(c)(d)	0.20%	11/12/14	84,700	84,666,967
BNZ International Funding Ltd.(c)(d)	0.21%	11/26/14	42,000	41,979,432
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	53,000	52,998,277
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	50,000	49,996,208
Macquarie Bank Ltd.(c)(d)	0.20%	09/11/14	71,000	70,996,056
Macquarie Bank Ltd.(c)(d)	0.23%	11/07/14	25,000	24,989,299
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	52,600	52,593,790
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.19%	09/09/14	45,000	44,998,100
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.24%	11/03/14	75,000	74,968,500
				1,040,818,589

Soft Drinks–0.70%
Coca-Cola Co. (The)(c)	0.16%	09/09/14	40,000	39,998,578
Coca-Cola Co. (The)(c)	0.19%	09/02/14	50,000	49,999,736
Coca-Cola Co. (The)(c)	0.19%	09/03/14	31,000	30,999,673
Coca-Cola Co. (The)(c)	0.19%	09/04/14	25,000	24,999,604
				145,997,591

Specialized Finance–1.65%
Caisse des Depots et Consignations(c)(d)	0.16%	09/09/14	110,000	109,996,211
Caisse des Depots et Consignations(c)(d)	0.17%	10/16/14	65,000	64,986,188
CDP Financial Inc.(c)(d)	0.15%	09/08/14	16,254	16,253,526
CDP Financial Inc.(c)(d)	0.15%	09/16/14	48,000	47,997,000
CDP Financial Inc.(c)(d)	0.15%	09/18/14	35,000	34,997,521
CDP Financial Inc.(c)(d)	0.19%	02/02/15	39,000	38,968,302

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance–(continued)
CDP Financial Inc.(c)(d)	0.19%	12/11/14	$30,000	$29,984,008
				343,182,756
Total Commercial Paper (Cost $8,659,033,923)				8,659,033,923

Certificates of Deposit–29.05%
Australia & New Zealand Banking Group, Ltd.(d)	0.17%	02/02/15	55,000	55,000,000
Bank of Montreal(d)	0.14%	09/15/14	35,000	35,000,000
Bank of Montreal(d)	0.16%	09/02/14	40,000	40,000,000
Bank of Montreal(d)	0.17%	09/10/14	30,000	30,000,000
Bank of Montreal(d)	0.21%	02/09/15	56,700	56,700,000
Bank of Montreal(b)(d)	0.33%	09/11/15	200,000	200,000,000
Bank of Nova Scotia(d)	0.18%	09/02/14	97,400	97,400,000
Bank of Nova Scotia(d)	0.18%	09/15/14	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.32%	02/06/15	60,000	60,000,000
Bank of Nova Scotia(b)(d)	0.34%	08/28/15	120,100	120,100,000
Bank of Nova Scotia(b)(d)	0.39%	09/11/15	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/04/14	80,000	80,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	62,000	62,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.20%	11/12/14	65,600	65,600,000
Barclays Bank PLC(d)	0.15%	06/17/15	450,000	450,000,000
Credit Agricole Corporate & Investment Bank(b)(d)	0.34%	02/23/15	2,000	2,000,000
Credit Industriel et Commercial(d)	0.12%	09/02/14	87,000	87,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	225,000	225,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	105,000	105,000,000
DNB Bank ASA(d)	0.04%	09/02/14	150,000	150,000,000
DNB Bank ASA(d)	0.07%	09/05/14	20,000	20,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	75,000	75,000,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	09/02/14	168,900	168,900,000
Mitsubishi UFJ Trust & Banking Corp.(d)	0.20%	11/24/14	35,000	35,000,000
Mizuho Bank Ltd.(d)	0.20%	09/16/14	40,000	40,000,000
Mizuho Bank Ltd.(d)	0.20%	10/29/14	98,500	98,500,000
Mizuho Bank Ltd.(d)	0.21%	11/07/14	31,000	31,000,000
Mizuho Bank Ltd.(d)	0.21%	12/11/14	50,800	50,800,000
Mizuho Bank Ltd.(d)	0.23%	10/01/14	26,000	26,000,000
Natixis(d)	0.26%	06/25/15	299,000	299,000,000
Nordea Bank Finland PLC(d)	0.14%	10/03/14	41,500	41,500,000
Nordea Bank Finland PLC(d)	0.15%	09/08/14	62,000	62,000,000
Nordea Bank Finland PLC(d)	0.16%	11/10/14	30,000	29,999,416
Norinchukin Bank (The)(d)	0.20%	10/06/14	175,000	175,000,000
Norinchukin Bank (The)(d)	0.26%	01/06/15	56,200	56,200,000
Norinchukin Bank (The)(d)	0.26%	02/02/15	42,000	42,000,000
Northern Trust Co.	0.02%	09/02/14	293,001	293,001,140
Oversea-Chinese Banking Corp.Ltd.(d)	0.16%	10/10/14	170,900	170,900,000
Royal Bank of Canada(b)(d)	0.32%	09/04/15	300,000	300,000,000
Skandinaviska Enskilda Banken AB(d)	0.05%	09/02/14	456,000	456,000,000
Societe Generale(b)(d)	0.24%	11/13/14	110,000	110,000,000
Sumitomo Mitsui Banking Corp.(d)	0.10%	09/03/14	13,200	13,200,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	50,000	50,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	$25,000	$25,000,000
Sumitomo Mitsui Banking Corp.(d)	0.20%	09/02/14	59,000	59,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/27/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	10/02/14	86,000	86,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/01/14	35,000	35,000,000
Sumitomo Mitsui Banking Corp.(d)	0.21%	12/02/14	43,000	43,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	12,000	12,000,000
Swedbank AB(d)	0.09%	09/02/14	175,000	175,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/08/14	71,000	71,000,000
Toronto-Dominion Bank (The)(d)	0.15%	09/17/14	188,200	188,200,000
Toronto-Dominion Bank (The)(d)	0.16%	11/17/14	70,000	70,000,000
Toronto-Dominion Bank (The)(d)	0.19%	11/07/14	48,700	48,700,000
Toronto-Dominion Bank (The)(d)	0.19%	11/10/14	55,000	55,000,000
Toronto-Dominion Bank (The)(d)	0.19%	01/12/15	145,000	145,000,000
Wells Fargo Bank, N.A.	0.21%	12/02/14	153,000	153,000,000
Total Certificates of Deposit (Cost $6,045,700,556)				6,045,700,556

Variable Rate Demand Notes–8.27%(e)
Credit Enhanced–8.23%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(b)(f)	0.15%	06/01/29	665	665,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 1999 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.17%	09/01/19	2,950	2,950,000
Arlington (County of), Virginia Industrial Development Authority (Woodbury Park Apartments); Series 2005 A, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	03/01/35	13,185	13,185,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(f)	0.13%	01/01/29	500	500,000
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	10/01/33	7,360	7,360,000
Austin (County of), Texas Industrial Development Corp. (Justin Industries, Inc.); Series 1984, VRD IDR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	12/01/14	2,050	2,050,000
Beaver Dam (City of), Wisconsin (YMCA of Dodge County, Inc.); Series 2006, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	12/02/41	5,190	5,190,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	1,100	1,100,000
Bexar (County of), Texas Housing Finance Corp. (Northwest Trails Apartments); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	12/15/34	3,355	3,355,000
Boyle (County of), Kentucky (Centre College); Series 2008 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	34,385	34,385,000
Broward (County of), Florida Educational Facilities Authority (City College, Inc.); Series 2004, VRD RB (LOC–Citibank, N.A.)(f)	0.05%	11/01/31	450	450,000
Broward (County of), Florida Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	12/01/29	430	430,000
Bucks (County of), Pennsylvania Industrial Development Authority (Grand View Hospital); Series 2008 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/39	22,600	22,600,000
Butler (County of), Ohio (CCAO Low Cost Capital Pooled Financing Program); Sr. Series 2005 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/35	5,975	5,975,000
California (State of) Health Facilities Financing Authority (Children’s Hospital of Orange County); Series 2009 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	3,900	3,900,000
California (State of) Health Facilities Financing Authority (St. Joseph Health System); Series 2011 D, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.03%	07/01/41	41,800	41,800,000
California (State of);
Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(f)	0.02%	05/01/34	4,000	4,000,000
Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(d)(f)	0.03%	05/01/40	21,875	21,875,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
California (State of) Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.01%	12/01/16	$15,000	$15,000,000
Cambridge (City of), Ohio (Southeastern Ohio Regional Medical Center); Series 2001, Ref. VRD Hospital Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/21	9,930	9,930,000
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(d)(f)	0.03%	12/31/47	2,600	2,600,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.14%	07/01/38	900	900,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.04%	09/01/33	19,905	19,905,000
Casa Grande (City of), Arizona Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,685	2,685,000
Casa Grande (City of), Arizona Industrial Development Authority (Center Park Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)	0.05%	06/15/31	2,010	2,010,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	7,870	7,870,000
Channahon (Village of), Illinois (Morris Hospital); Series 2003 D, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/32	2,540	2,540,000
Chicago (City of), Illinois (Neighborhoods Alive 21 Program); Series 2002 B3, VRD Unlimited Tax GO Bonds (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.03%	01/01/37	5,000	5,000,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	13,700	13,700,000
Clackamas (County of), Oregon Hospital Facility Authority (Legacy Health System); Series 2008 C, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/37	25,800	25,800,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	24,575	24,575,000
Colorado (State of) Educational & Cultural Facilities Authority (Bethany Lutheran School); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/38	6,705	6,705,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2008, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/15	675	675,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	7,400	7,400,000
Coon Rapids (City of), Minnesota (The Health Central System); Series 1985, VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	08/01/15	700	700,000
Cuyahoga (County of), Ohio (Euclid Avenue Housing Corp.);
Series 2009 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/42	16,815	16,815,000
Series 2009 B, VRD Economic Development RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/39	6,630	6,630,000
Cuyahoga (County of), Ohio (The Sisters Charity of St. Augustine Health System, Inc.); Series 2000, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/30	27,005	27,005,000
DeKalb (County of), Georgia Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)	0.04%	06/15/25	6,740	6,740,000
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County, Inc.); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	09/01/36	3,445	3,445,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	05/01/36	350	350,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,500	8,500,000
Douglas (County of), Nebraska Hospital Authority No. 2 (Children’s Hospital Obligated Group); Series 2008 A, Ref. VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/15/32	5,000	5,000,000
Duval (County of), Florida Housing Finance Authority (The Glades Apartments); Series 2002, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.05%	10/01/32	475	475,000
East Point (City of), Georgia Housing Authority (Village Highlands Apartments); Series 2004, VRD MFH RB (CEP–FHLMC)	0.05%	07/01/37	3,400	3,400,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/24	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Emmaus (City of), Pennsylvania General Authority (Pennsylvania Variable Rate Loan Program); Series 2000 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/30	$50,360	$50,360,000
Everett (City of), Washington Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(f)	0.04%	04/01/36	5,200	5,200,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/37	12,730	12,730,000
Florida (State of) Housing Finance Corp. (Lighthouse Bay Apartments); Series 2002 N-1, Ref. VRD MFH Mortgage RB (CEP–FHLMC)	0.04%	11/01/32	3,100	3,100,000
Florida (State of) Housing Finance Corp. (Tuscany Pointe Apartments); Series 2005 D, Ref. VRD MFH Mortgage RB (CEP–FNMA)	0.05%	11/15/35	10,990	10,990,000
Flowood (City of), Mississippi (Reflection Pointe Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.06%	05/15/31	3,880	3,879,958
Franklin (County of), Ohio (Ohio Presbyterian Retirement Services); Series 2002 B, Ref. VRD Health Care Facilities & Improvement RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	11,115	11,115,000
Franklin (County of), Ohio (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/21	9,800	9,800,000
Georgia (State of) Private Colleges & Universities Authority (Agnes Scott College); Series 2004 B, Ref. VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/23	4,965	4,965,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/19	8,830	8,830,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	06/01/27	9,000	9,000,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,100	1,100,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/38	3,785	3,785,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	12,790	12,790,000
Illinois (State of) Finance Authority (Dominican University); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.08%	03/01/36	2,375	2,375,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	02/01/42	12,400	12,400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(f)	0.05%	06/01/40	800	800,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,815	5,815,000
Illinois (State of) Finance Authority (Latin School of Chicago);
Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	1,200	1,200,000
Series 2005 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/35	4,860	4,860,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/29	1,500	1,500,000
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/15/37	42,900	42,900,000
Series 2009 C, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/15/37	6,000	6,000,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.15%	06/01/17	970	970,000
Illinois (State of) Finance Authority (Sinai Community Institute, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.06%	03/01/22	5,000	5,000,000
Illinois (State of) Finance Authority (The Carle Foundation); Series 2009 B, VRD RB (LOC–Northern Trust Co.)(f)	0.03%	02/15/33	10,625	10,625,000
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago);
Series 2001, VRD RB (LOC–BMO Harris, N.A.)(f)	0.05%	06/01/29	5,800	5,800,000
Series 2004, VRD RB (LOC–BMO Harris N.A.)(f)	0.05%	06/01/34	1,200	1,200,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.11%	05/01/42	1,700	1,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Indiana (State of) Finance Authority (Columbus Regional Hospital); Series 2009 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	08/01/21	$13,160	$13,160,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	1,000	1,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris N.A.)(f)	0.04%	01/01/35	3,320	3,320,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.);
Series 2008 I, Ref. VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	11/01/37	18,260	18,260,000
Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	6,000	6,000,000
Series 2008 J, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/37	5,600	5,600,000
Jackson (City of), Tennessee Health, Educational & Housing Facility Board (Post House Jackson Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	3,970	3,970,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/30	5,500	5,500,000
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(c)	0.05%	03/01/31	3,200	3,200,000
King George (County of), Virginia Industrial Development Authority (Garnet of Virginia, Inc.); Series 1996, VRD Solid Waste Disposal Facility RB (LOC–JPMorgan Chase Bank, N.A.)(c)(f)	0.07%	09/01/21	2,500	2,500,000
Lancaster (County of), Nebraska Hospital Authority No. 1 (BryanLGH Medical Center); Series 2008 B-1, Ref. VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/31	900	900,000
Lancaster (County of), Pennsylvania Industrial Development Authority (Willow Valley Retirement Community); Series 2009 C, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/39	11,100	11,100,000
Lima (Town of), Wisconsin (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(f)	0.05%	10/01/42	5,085	5,085,000
Loudoun (County of), Virginia Industrial Development Authority (Loudon County Day School, Inc.); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	03/01/38	14,915	14,915,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.05%	09/01/28	7,135	7,135,000
Luzerne (County of), Pennsylvania Industrial Development Authority; Series 2005, VRD Gtd. Lease RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/26	3,770	3,770,000
Marietta (City of), Georgia Housing Authority (Wood Knoll Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	3,900	3,900,000
Marietta (City of), Georgia Housing Authority (Wood Glen Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)	0.05%	07/01/24	2,000	2,000,000
Marion (County of), Oregon Housing Authority (Residence at Marion Estates); Series 1997, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	07/01/27	1,630	1,630,000
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/32	3,240	3,240,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.06%	07/01/28	3,720	3,720,000
Maryland (State of) Health & Higher Educational Facilities Authority (Odenton Christian School); Series 2008, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/33	3,535	3,535,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	04/01/35	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank N.A)(f)	0.04%	07/01/41	9,450	9,450,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	2,390	2,390,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	07/01/38	7,720	7,720,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.);
Series 2008 B-1, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/30	15,580	15,580,000
Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	19,191	19,191,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.05%	09/01/40	5,515	5,515,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	04/01/37	$10,835	$10,835,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	01/01/25	1,100	1,100,000
Minnesota (State of) Office of Higher Education; Series 2012 B, VRD Supplemental Student Local Program RB (LOC–Royal Bank of Canada, N.A.)(d)(f)	0.06%	08/01/47	40,000	40,000,000
Mission (City of), Kansas (The Falls Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)	0.07%	12/15/29	5,000	5,000,000
Mississippi (State of) Business Finance Corp. (Chevron U.S.A. Inc.); Series 2007 A, VRD Gulf Opportunity Zone IDR	0.02%	12/01/30	1,000	1,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	12,300	12,300,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/37	1,500	1,500,000
Mississippi (State of) Business Finance Corp. (Wis-Pak of Hattiesburg, LLC); Series 2008 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	10/01/33	12,800	12,800,000
Monroe (County of), Georgia Development Authority (Oglethorpe Power Corp. Scherer); Series 2009 B, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	01/01/36	52,500	52,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.05%	08/15/31	4,775	4,775,000
Montgomery (County of), Maryland Housing Opportunities Commission; Series 2008 A, VRD Multiple Purpose RB (LOC–PNC Bank, N.A.)(f)	0.05%	05/01/39	2,265	2,265,000
Moon (Township of), Pennsylvania Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(d)(f)	0.08%	07/01/38	19,060	19,060,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	07/15/36	7,575	7,574,674
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	425	424,818
Nevada (State of) Housing Division (Golden Apartments); Series 2007, VRD MFH RB (CEP–FHLMC)	0.07%	10/01/37	900	900,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	3,875	3,875,000
New Hampshire (State of) Health & Education Facilities Authority (Antioch University); Series 2004, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/24	2,780	2,780,000
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	09/01/37	1,100	1,100,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	07/01/38	3,540	3,540,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	02/01/28	700	700,000
New Jersey (State of) Transportation Trust Fund Authority; Series 2009 C, VRD Transportation System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/15/32	48,000	48,000,000
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(d)(f)	0.03%	11/01/36	8,645	8,645,000
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (CEP–FHLMC)	0.04%	11/01/44	8,000	8,000,000
New York (State of) Housing Finance Agency (Gotham West Housing); Series 2012 A-1, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	05/01/45	17,500	17,500,000
New York (State of) Housing Finance Agency (Maestro West Chelsea Housing); Series 2013 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/01/47	1,000	1,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2012 A, VRD RB (LOC–FHLMC)(f)	0.03%	11/01/41	11,700	11,700,000
New York (State of) Housing Finance Agency (Related West 29th Street Housing); Series 2012 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	05/01/45	10,000	10,000,000
New York (State of) Housing Finance Agency (600 West 42nd Street Housing); Series 2009 A, VRD RB (CEP–FNMA)	0.05%	05/15/41	28,400	28,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	$45,410	$45,410,000
Newport (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	04/01/32	755	755,000
Newport News (City of), Virginia Industrial Development Authority (Christopher Newport University Foundation); Series 2006, VRD Educational Facs RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/36	1,810	1,810,000
North Carolina (State of) Capital Facilities Finance Agency (Asheville School, Inc.); Series 2002, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	04/01/27	2,720	2,720,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/17	3,950	3,950,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.08%	09/01/27	1,425	1,425,000
Oak Park Heights (City of), Minnesota (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)	0.06%	11/01/35	1,745	1,745,000
Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	12/01/27	7,680	7,680,000
Ohio (State of) Higher Educational Facility Commission (Capital University); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/31	25,595	25,595,000
Ohio (State of) Housing Finance Agency (Pine Crossing); Series 2002, Ref. VRD MFH RB (LOC–FHLB of Chicago)(f)	0.05%	09/01/36	3,665	3,665,000
Olympia (Port of), Washington Economic Development Corp. (Spring Air Northwest); Series 1998, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.09%	11/01/23	600	600,000
Oregon (State of) Facilities Authority (PeaceHealth); Series 2008 B, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	08/01/34	72,000	72,000,000
Oregon (State of) Health, Housing, Educational & Cultural Facilities Authority (Sacred Heart Medical Center Foundation); Series 1998 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	11/01/28	2,475	2,475,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	7,610	7,610,000
Orlando & Orange (Counties of), Florida Expressway Authority; Subseries 2008 B-1, Ref. VRD RB (LOC–Bank of Montreal)(d)(f)	0.04%	07/01/40	18,500	18,500,000
Palm Beach (County of) Florida (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(f)	0.05%	07/01/32	4,410	4,410,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(c)	0.09%	12/01/32	5,095	5,095,000
Pennsylvania (State of) Economic Development Financing Authority (The York Water Co.); Series 2008 A, Ref. VRD Exempt Facilities RB (LOC–PNC Bank, N.A.)(f)	0.07%	10/01/29	7,000	7,000,000
Pennsylvania (State of) Economic Development Financing Authority (Topwater Investments Inc.); Series 2007 B-1, VRD RB (LOC–PNC Bank, N.A.)(f)	0.12%	08/01/35	1,100	1,100,000
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University) Series 2002 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	05/01/32	30,520	30,520,000
Pennsylvania (State of) Higher Educational Facilities Authority (Thomas Jefferson University); Series 2008 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.03%	02/01/34	6,960	6,960,000
Pitkin (County of), Colorado (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/24	5,235	5,235,000
Reno (City of), Nevada (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	06/01/39	1,085	1,085,000
Romeoville (Village of), Illinois (Metropolitan Industries, Inc.); Series 1997, VRD IDR (LOC–BMO Harris N.A.)(f)	0.16%	04/01/22	430	430,000
Roswell (City of), Georgia Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(c)	0.05%	08/01/24	1,300	1,300,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.20%	07/01/40	2,240	2,240,000
San Gabriel (City of), Texas Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	04/01/26	4,030	4,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Seattle (City of), Washington Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/19	$1,420	$1,420,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/42	60	60,000
South Carolina (State of) Jobs-Economic Development Authority (Heathwood Hall Episcopal School); Series 2001, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	08/01/29	1,200	1,200,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	03/01/28	3,352	3,352,000
St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC–General Electric Capital Corp.)(c)(f)	0.15%	10/01/21	1,785	1,785,000
St. Louis (City of), Missouri Industrial Development Authority (St. Louis Art Museum); Series 2009 B, VRD Cultural Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.05%	12/01/40	150	150,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.04%	04/15/27	4,970	4,970,000
Tarrant (County of), Texas Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(f)	0.03%	11/15/50	1,050	1,050,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(c)	0.10%	09/15/36	4,575	4,575,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)	0.05%	05/01/42	13,470	13,470,000
Texas (State of) Department of Housing & Community Affairs (NHP Foundation-Asmara Affordable Housing, Inc.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)	0.04%	07/01/33	16,900	16,900,000
Texas (State of) Department of Housing & Community Affairs (West Oaks Senior Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	07/01/41	12,325	12,325,000
Texas (State of) Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.07%	06/01/41	12,100	12,100,000
Tuscaloosa (County of), Alabama Industrial Development Authority (Hunt Refining Co.); Series 2011, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(d)(f)	0.04%	04/01/28	10,000	10,000,000
University of Illinois Board of Trustees (UIC South Campus Development); Series 2008, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/15/22	8,120	8,120,000
University of Texas System Board of Regents; Series 2008 B, Financing System RB	0.03%	08/01/25	20,180	20,180,000
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	12/01/31	1,700	1,700,000
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.03%	10/01/34	800	800,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	09/01/38	14,900	14,900,000
Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.04%	12/01/38	32,500	32,500,000
Volusia (County of), Florida Housing Finance Authority (The Anatole Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)	0.06%	10/15/32	750	750,000
Washington (County of), Nebraska (Cargill Dow Polymers LLC); Series 2000, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.06%	06/01/18	10,000	10,000,000
Washington (State of) Housing Finance Commission (Alderwood Court Apartments); Series 2002 A, VRD MFH RB (CEP–FNMA)	0.07%	06/15/35	5,350	5,350,000
Washington (State of) Housing Finance Commission (Cambridge Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	950	950,000
Washington (State of) Housing Finance Commission (Holly Village Senior Living); Series 1999 A, VRD MFH RB (CEP–FNMA)	0.09%	07/15/32	6,600	6,600,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.09%	07/01/25	8,300	8,300,000
Washington (State of) Housing Finance Commission (LTC Properties, Inc.); Series 1995, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.09%	12/01/15	100	100,000
Washington (State of) Housing Finance Commission (Merrill Gardens at Queen Anne); Series 2004 A, VRD MFH RB (CEP–FNMA)	0.07%	09/01/38	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Washington (State of) Housing Finance Commission (New Haven Apartments); Series 2009, Ref. VRD MFH RB (CEP–FNMA)	0.05%	12/15/44	$3,100	$3,100,000
Washington (State of) Housing Finance Commission (Nikkei Concerns); Series 1994, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.05%	10/01/19	2,190	2,190,000
Washington (State of) Housing Finance Commission (Pacific Inn Apartments); Series 1996 A, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.05%	05/01/28	3,520	3,520,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.05%	07/01/27	10,235	10,235,000
Williamstown (City of), Kentucky (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(f)	0.06%	07/01/38	1,750	1,750,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	08/15/34	18,700	18,700,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	06/01/37	6,590	6,590,000
Wisconsin (State of) Health & Educational Facilities Authority (Goodwill Industries of Southeastern Wisconsin, Inc.); Series 2009, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.04%	06/01/39	12,500	12,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc.); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.16%	06/01/25	100,000	100,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.);
Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	9,800	9,800,000
Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	12/01/36	11,000	11,000,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	08/01/30	4,400	4,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Valley Packaging Industries, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	07/01/35	1,100	1,100,000
				1,712,912,450

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp. Series M028 A, VRD Multifamily Ctfs.	0.07%	09/15/24	8,620	8,620,000
Total Variable Rate Demand Notes (Cost $1,721,532,450)				1,721,532,450

Medium-Term Notes–4.60%
Barclays Bank PLC, Sec. Medium-Term Global Notes(b)(c)(d)	0.48%	03/13/15	60,800	60,800,000
Barclays Bank PLC, Sec. Notes(b)(c)(d)	0.48%	07/01/15	39,500	39,500,000
Commonwealth Bank of Australia, Sr. Unsec. Medium-Term Notes(c)(d)	3.75%	10/15/14	56,764	57,005,489
General Electric Capital Corp., Sr. Unsec. Global Notes	2.15%	01/09/15	25,457	25,626,618
Royal Bank of Canada, Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.38%	09/01/15	200,000	200,000,000
Wells Fargo Bank, N.A., Unsec. Medium-Term Notes(b)	0.32%	09/18/15	225,000	225,000,000
Wells Fargo Bank, N.A., Sr. Unsec. Medium-Term Notes(b)	0.33%	09/18/15	200,000	200,000,000
Westpac Banking Corp. Sr. Unsec. Medium-Term Notes(b)(c)(d)	0.45%	09/04/15	150,000	150,000,000
Total Medium-Term Notes (Cost $957,932,107)				957,932,107
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.53% (Cost $17,384,199,036)				17,384,199,036

			Repurchase Amount
Repurchase Agreements–16.45%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $500,003,333 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $510,000,001; 0%-10.35%, 09/02/14-05/15/44)	0.06%	09/02/14	402,153,766	402,151,085
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	118,066,190	118,065,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Liquid Assets Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Credit Suisse Securities (USA) LLC, Open agreement dated 04/25/13 (collateralized by Agency Mortgage-backed securities and Sovereign debt valued at $349,122,146; 0.63%-11.75%, 10/21/26-10/16/53)(d)(i)	0.55%	—	$—	$340,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/27/14, maturing value of $125,006,806 (collateralized by Agency Mortgage-backed securities valued at $127,500,041; 1.17%-38.07%, 04/15/28-01/16/53)(d)(h)	0.28%	09/03/14	125,006,806	125,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $100,005,444 (collateralized by Agency Mortgage-backed securities valued at $102,000,416; 0%-6.80%, 02/15/35-03/15/44)(d)(h)	0.28%	09/04/14	100,005,444	100,000,000
Credit Suisse Securities (USA) LLC, Term agreement dated 08/28/14, maturing value of $145,005,075 (collateralized by Domestic Corporate obligations and Sovereign Debt valued at $159,500,146; 0%-11.95%, 01/22/15-12/31/38)(d)(h)	0.18%	09/04/14	145,005,075	145,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by Agency Mortgage-backed securities valued at $510,001,311; 2.03%-3.97%, 06/01/25-08/01/45)	0.05%	09/02/14	300,001,667	300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	450,002,500	450,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14, (collateralized by U.S. Government sponsored agency obligation, Domestic and Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations & Sovereign debt valued at $403,814,255; 0%-11.95%, 08/25/16-06/25/58)(i)	0.45%	—	—	368,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $320,155,556 (collateralized by Domestic and Foreign Non-Agency Asset-backed securities, Agency and Non-Agency Mortgage-backed securities, Domestic and Foreign Corporate obligations and Sovereign debt valued at $351,546,389; 0%-13.63%, 09/20/15-12/29/99)	0.50%	10/03/14	320,155,556	320,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/12/14, maturing value of $200,040,000 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations, Sovereign Debt & Municipal Obligations valued at $209,884,847; 0%-13.63%, 10/08/14-10/01/43)(d)(h)	0.24%	09/11/14	200,040,000	200,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/22/14, maturing value of $50,010,667 (collateralized by Domestic Non-Agency Asset-backed securities, Domestic and Foreign Corporate obligations & Municipal Obligations valued at $52,500,001; 0%-8.88%, 11/09/15-12/29/99)(d)(h)	0.24%	09/23/14	50,010,667	50,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(h)	0.09%	10/30/14	50,011,250	50,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value of $105,069,767 (collateralized by Commercial paper valued at $110,250,001; 0%, 09/10/14-01/20/15)(d)(h)	0.26%	09/10/14	105,069,767	105,000,000
RBC Capital Markets Corp., Term agreement dated 06/18/14, maturing value $150,099,667 (collateralized by Commercial paper & other instruments valued at $157,500,001; 0%-8.20%, 09/08/14-12/28/35)(d)(h)	0.26%	09/18/14	150,099,667	150,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $100,068,250 (collateralized by Agency Mortgage-backed securities valued at $102,000,000; 0%-12.03%, 04/25/17-06/20/62)(h)	0.27%	10/06/14	100,068,250	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 06/06/14, maturing value of $100,125,000 (collateralized by Non-Agency Mortgage-backed securities valued at $105,000,236; 0%-4.54%, 06/25/35-07/25/48)(h)	0.50%	09/04/14	100,125,000	100,000,000
Total Repurchase Agreements (Cost $3,423,216,619)				3,423,216,619
TOTAL INVESTMENTS(j)(k)–99.98% (Cost $20,807,415,655)				20,807,415,655
OTHER ASSETS LESS LIABILITIES–0.02%				3,798,787
NET ASSETS–100.00%				$20,811,214,442

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Liquid Assets Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $7,593,559,416, which represented 36.49% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan 13.1%; United Kingdom: 11.6%; Canada: 11.4%; France: 8.0%; Australia: 5.5%; Switzerland: 5.2% other countries less than 5% each: 10.3%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–47.90%(a)
Asset-Backed Securities–Consumer Receivables–5.96%
Barton Capital LLC(b)(c)	0.17%	02/18/15	$31,000	$31,000,000
Barton Capital LLC(b)(c)	0.19%	11/06/14	30,000	30,000,000
Old Line Funding, LLC(c)	0.12%	09/25/14	40,000	39,996,800
Old Line Funding, LLC(c)	0.14%	09/15/14	30,000	29,998,367
Old Line Funding, LLC(c)	0.14%	10/06/14	35,000	34,995,233
				165,990,400

Asset-Backed Securities–Fully Supported–0.36%
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)(d)	0.23%	10/15/14	10,000	10,001,024

Asset-Backed Securities–Fully Supported Bank–15.05%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank)(c)(d)	0.14%	09/03/14	20,000	19,999,845
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.13%	09/18/14	15,000	14,999,079
Cancara Asset Securitization LLC (CEP–Lloyds Bank PLC)(c)(d)	0.15%	10/03/14	15,000	14,998,000
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/04/14	50,000	49,999,333
Concord Minutemen Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/16/14	30,000	29,998,000
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/15/14	9,000	8,999,440
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.14%	09/10/14	4,000	3,999,860
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/02/14	8,000	7,999,964
Crown Point Capital Co., LLC–Series A, (Multi CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/09/14	14,000	13,999,502
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/18/14	10,000	9,999,244
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/19/14	40,000	39,996,800
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(c)(d)	0.16%	09/02/14	30,000	29,999,867
Institutional Secured Funding LLC (Multi-CEP’s–Cantor Fitzgerald & Co.)(c)(d)	0.26%	09/16/14	3,000	2,999,675
Lexington Parker Capital Co., LLC (Multi-CEP’s–Guggenheim Treasury Services, LLC)(c)(d)	0.16%	09/05/14	9,000	8,999,840
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(c)(d)	0.13%	09/25/14	25,000	24,997,833
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.16%	09/23/14	25,000	24,997,556
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Financial Group Inc.)(c)(d)	0.19%	09/17/14	10,000	9,999,156
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.17%	09/18/14	25,000	24,997,993
Mountcliff Funding LLC (Multi-CEP’s–Deutsche Bank Trust Co. Americas)(c)(d)	0.19%	09/04/14	20,000	19,999,683
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.15%	09/03/14	25,000	24,999,792
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/02/14	24,000	23,996,487
Working Capital Management Co. (CEP–Mizuho Corporate Bank Ltd.)(c)(d)	0.17%	10/01/14	8,000	7,998,867
				418,975,816

Asset-Backed Securities–Multi-Purpose–8.24%
Nieuw Amsterdam Receivables Corp.(c)(d)	0.13%	10/09/14	21,577	21,574,039
Nieuw Amsterdam Receivables Corp.(c)(d)	0.16%	10/08/14	39,000	38,993,587
Regency Markets No. 1 LLC(c)(d)	0.14%	09/11/14	15,000	14,999,417
Regency Markets No. 1 LLC(c)(d)	0.14%	09/15/14	35,000	34,998,094
Regency Markets No. 1 LLC(c)(d)	0.14%	09/22/14	65,000	64,994,692
Scaldis Capital LLC(c)(d)	0.15%	09/16/14	24,000	23,998,500
Versailles Commercial Paper LLC(b)(c)	0.23%	01/21/15	30,000	30,000,000
				229,558,329

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–7.47%
DNB Bank ASA(c)(d)	0.12%	09/05/14	$50,000	$49,999,333
Natixis US Finance Co., LLC(d)	0.08%	09/02/14	16,000	15,999,964
Natixis US Finance Co., LLC(d)	0.09%	09/04/14	7,000	6,999,948
Natixis US Finance Co., LLC(d)	0.16%	10/02/14	75,000	74,989,667
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/02/14	10,000	9,999,964
Sumitomo Mitsui Trust Bank Ltd.(c)(d)	0.13%	09/22/14	50,000	49,996,208
				207,985,084

Life & Health Insurance–3.20%
MetLife Short Term Funding LLC(c)	0.11%	09/02/14	70,000	69,999,786
MetLife Short Term Funding LLC(c)	0.11%	09/09/14	19,000	18,999,536
				88,999,322

Regional Banks–6.66%
Abbey National North America LLC(d)	0.09%	09/04/14	10,000	9,999,925
Abbey National North America LLC(d)	0.12%	09/04/14	23,000	22,999,770
Abbey National North America LLC(d)	0.12%	09/08/14	20,000	19,999,533
Abbey National North America LLC(d)	0.12%	09/11/14	10,500	10,499,650
Banque et Caisse d’Epargne de l’Etat(d)	0.10%	09/23/14	60,000	59,996,333
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/10/14	8,500	8,499,724
Landesbank Hessen-Thueringen Girozentrale(c)(d)	0.13%	09/22/14	46,500	46,496,474
Mitsubishi UFJ Trust & Banking Corp.(c)(d)	0.17%	09/26/14	7,000	6,999,174
				185,490,583

Thrifts & Mortgage Finance–0.96%
Nationwide Building Society(c)(d)	0.15%	09/09/14	26,750	26,749,108
Total Commercial Paper (Cost $1,333,749,666)				1,333,749,666

Certificates of Deposit–19.39%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.10%	09/05/14	10,000	10,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(d)	0.15%	09/18/14	30,000	30,000,000
Barclays Bank PLC(b)(d)	0.15%	03/11/15	59,999	59,999,999
Credit Industriel et Commercial(d)	0.12%	09/02/14	25,000	25,000,000
Credit Industriel et Commercial(d)	0.12%	09/04/14	30,000	30,000,000
Credit Industriel et Commercial(d)	0.14%	09/18/14	30,000	30,000,000
DNB Bank ASA(d)	0.07%	09/05/14	60,000	60,000,000
Lloyds Bank PLC(d)	0.14%	10/10/14	25,000	25,000,000
Oversea-Chinese Banking Corp. Ltd(d)	0.14%	09/30/14	50,000	50,000,000
Skandinaviska Enskilda Banken AB(d)	0.11%	09/12/14	50,000	50,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/02/14	10,000	10,000,000
Sumitomo Mitsui Banking Corp.(d)	0.15%	09/25/14	10,000	10,000,000
Svenska Handelsbanken AB(d)	0.05%	09/02/14	100,000	100,000,000
Swedbank AB(d)	0.09%	09/02/14	25,000	25,000,000
Toronto-Dominion Bank (The)(d)	0.13%	09/09/14	25,000	25,000,000
Total Certificates of Deposit (Cost $539,999,999)				539,999,999

Variable Rate Demand Notes–11.78%(e)
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.15%	06/01/29	2,295	2,295,000
Allegheny (County of), Pennsylvania Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(c)(f)	0.06%	10/01/25	2,890	2,890,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.13%	12/01/28	$2,600	$2,600,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.05%	11/01/40	5,860	5,860,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	01/01/33	2,015	2,015,000
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2007, VRD RB (LOC–U.S. Bank, N.A.)(f)	0.05%	06/01/37	5,000	5,000,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.05%	03/01/34	1,100	1,100,000
Derry (Township of), Pennsylvania Industrial & Commercial Development Authority (Hershey Arena); Series 2000 A, VRD Hotel Tax RB (LOC–PNC Bank, N. A.)(f)	0.05%	11/01/30	580	580,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	26,415	26,415,000
Franklin (County of), Ohio (Doctors Ohio Health Corp.); Sub. Series 1998 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.05%	12/01/28	5,450	5,450,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	03/01/30	1,800	1,800,000
Illinois (State of) Finance Authority (Bradley University); Series 2008 B, Ref. VRD RB (LOC–PNC Bank, N.A.)(f)	0.05%	04/01/38	8,600	8,600,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	01/01/16	5,795	5,795,000
Illinois (State of) Finance Authority (Latin School of Chicago); Series 2005 A, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	08/01/28	10,960	10,960,000
Indiana (State of) Finance Authority (Eiteljorg Museum of American Indians & Western Art, Inc.); Series 2004, VRD Educational Facilities RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	02/01/24	5,700	5,700,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.04%	09/01/48	5,000	5,000,000
Jacksonville (City of), Florida Housing Finance Authority (St. Augustine Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.06%	07/15/33	3,830	3,830,000
Jets Stadium Development, LLC; Series 2007A-4, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(d)(f)	0.11%	04/01/47	50,000	50,000,000
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.04%	10/01/38	4,000	4,000,000
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-3, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.06%	10/15/38	16,399	16,399,000
Minneapolis (City of) & St. Paul (City of), Minnesota Housing & Redevelopment Authority (Allina Health System); Series 2009 C, Ref. VRD Health Care RB (LOC–Wells Fargo Bank, N.A.)(f)	0.04%	11/15/35	2,500	2,500,000
Monmouth (City of), Illinois (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(f)	0.06%	06/01/35	5,285	5,285,000
Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (The Park at Hermitage); Series 2004, Ref. VRD MFH RB (CEP–FNMA)	0.06%	02/15/34	3,695	3,695,000
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(f)	0.05%	01/01/18	5,600	5,600,000
New Jersey (State of) Turnpike Authority; Series 2009 A, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	01/01/24	26,000	26,000,000
New York (State of) Long Island Power Authority; Series 2012 D, VRD Electric System General RB (LOC–TD Bank, N.A.)(f)	0.03%	12/01/29	43,600	43,600,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.09%	10/15/38	1,600	1,600,000
Portland (Port of), Oregon (Portland Bulk Terminals, LLC); Series 2006, Ref. VRD Special Obligation RB (LOC–Canadian Imperial Bank of Commerce)(d)(f)	0.06%	03/01/36	11,000	11,000,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(f)	0.05%	11/01/29	1,800	1,800,000
South Carolina (State of) Jobs-Economic Development Authority (Sisters of Charity Providence Hospitals); Series 2002, VRD RB (LOC–TD Bank, N.A.)(f)	0.05%	11/01/32	31,715	31,715,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.05%	04/15/27	9,170	9,170,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

STIC Prime Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington (State of) Housing Finance Commission (Bertschi School); Series 2006, VRD Non-Profit RB (LOC–U.S. Bank, N.A.)(f)	0.03%	06/01/35	$5,365	$5,365,000
Wisconsin (State of) Health & Educational Facilities Authority (Indian Community School of Milwaukee, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.04%	12/01/36	6,400	6,400,000
Wisconsin (State of) Health & Educational Facilities Authority (Jewish Home & Care Center, Inc.); Series 2006, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.05%	03/01/36	5,800	5,800,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.07%	05/01/30	2,415	2,415,000
Total Variable Rate Demand Notes (Cost $328,234,000)				328,234,000

U.S. Government Sponsored Agency Securities–0.46%
Overseas Private Investment Corp. (OPIC)–0.46%
Unsec. VRD COP Bonds(e) (Cost $12,740,000)	0.11%	05/15/30	12,740	12,740,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–79.53% (Cost $2,214,723,665)				2,214,723,665

			Repurchase Amount
Repurchase Agreements–20.46%(g)
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	54,624,018	54,623,715
Merrill Lynch Pierce Fenner & Smith, Inc., Open agreement dated 08/27/14 (collateralized by Non-Agency Mortgage-backed securities, Domestic & Foreign Non-Agency Asset-backed securities, Domestic & Foreign Corporate obligations & Sovereign debt valued at $60,495,055; 0%-10.81%, 02/15/15-12/29/99)(h)	0.45%	—	—	55,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $20,009,722 (collateralized by U.S. Government sponsored agency obligation, Domestic & Foreign Non-Agency Asset-backed securities, Non-Agency Mortgage-backed security, Domestic Corporate obligation & Sovereign debt valued at $21,963,781; 0%-9.38%, 02/26/16-12/31/38)	0.50%	10/03/14	20,009,722	20,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/29/14, maturing value of $25,018,750 (collateralized by U.S. Government sponsored agency obligation, Domestic Non-Agency Asset-backed security, Domestic & Foreign Corporate obligations & Sovereign debt valued at $27,187,475; 0%-11.00%, 10/01/15-12/29/99)(i)	0.45%	10/28/14	25,018,750	25,000,000
RBC Capital Markets Corp., Joint Term agreement dated 08/01/14, aggregate maturing value of $200,045,000 (collateralized by U.S. Government sponsored agency obligations valued at $204,000,000; 0%-4.50%, 06/01/17-07/20/44)(i)	0.09%	10/30/14	100,022,500	100,000,000
RBC Capital Markets Corp., Term agreement dated 06/10/14, maturing value $75,049,833 (collateralized by Sovereign debt & Domestic and Foreign Corporate obligations valued at $78,750,001; 0%-5.63%, 09/08/14-08/15/42)(d)(i)	0.26%	09/10/14	75,049,833	75,000,000
RBC Capital Markets Corp., Term agreement dated 07/07/14, maturing value of $50,034,125 (collateralized by Agency Mortgage-backed securities valued at $51,000,000; 0%-20.00%, 03/01/23-02/16/44)(i)	0.27%	10/06/14	50,034,125	50,000,000
Wells Fargo Securities, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,004,000 (collateralized by Agency Mortgage-backed securities valued at $612,000,000; 0.49%-13.50%, 10/01/14-08/15/44)	0.06%	09/02/14	100,000,667	100,000,000
Wells Fargo Securities, LLC, Term agreement dated 08/05/14, maturing value of $90,059,000 (collateralized by U.S. Government sponsored agency obligations, Domestic Non-Agency Asset-backed security, Non-Agency & Agency Mortgage-backed securities & Sovereign debt valued at $94,473,083; 0%-7.88%, 11/15/14-02/15/51)	0.40%	10/03/14	90,059,000	90,000,000
Total Repurchase Agreements (Cost $569,623,715)				569,623,715
TOTAL INVESTMENTS(j)(k)–99.99% (Cost $2,784,347,380)				2,784,347,380
OTHER ASSETS LESS LIABILITIES–0.01%				205,429
NET ASSETS–100.00%				$2,784,552,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

STIC Prime Portfolio

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $1,115,154,876, which represented 40.05% of the Fund’s Net Assets.
(d)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 12.5%; United Kingdom: 11.5%; France: 9.8%; Sweden: 6.3%; other countries less than 5% each: 21.9%.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Treasury Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–32.06%
U.S. Treasury Bills–29.51%(a)
U.S. Treasury Bills	0.05%	10/02/14	$400,000	$399,982,778
U.S. Treasury Bills	0.05%	10/09/14	350,000	349,980,604
U.S. Treasury Bills	0.05%	10/16/14	350,000	349,978,125
U.S. Treasury Bills	0.06%	10/23/14	350,000	349,972,194
U.S. Treasury Bills	0.05%	11/06/14	200,000	199,983,133
U.S. Treasury Bills	0.05%	11/13/14	300,000	299,969,583
U.S. Treasury Bills	0.05%	11/20/14	350,000	349,961,111
U.S. Treasury Bills	0.04%	12/11/14	200,000	199,977,555
U.S. Treasury Bills	0.04%	01/02/15	90,000	89,988,469
U.S. Treasury Bills	0.05%	01/02/15	200,000	199,968,908
U.S. Treasury Bills	0.05%	01/08/15	400,000	399,931,917
U.S. Treasury Bills	0.03%	01/15/15	100,000	99,988,478
U.S. Treasury Bills	0.05%	01/15/15	400,000	399,922,933
U.S. Treasury Bills	0.06%	01/15/15	200,000	199,956,933
U.S. Treasury Bills	0.04%	02/05/15	150,000	149,973,833
U.S. Treasury Bills	0.05%	02/05/15	100,000	99,980,375
U.S. Treasury Bills	0.05%	02/12/15	450,000	449,902,625
U.S. Treasury Bills	0.04%	02/26/15	150,000	149,968,108
U.S. Treasury Bills	0.10%	04/30/15	150,000	149,897,073
U.S. Treasury Bills	0.08%	05/28/15	100,000	99,943,958
U.S. Treasury Bills	0.06%	06/25/15	150,000	149,931,938
U.S. Treasury Bills	0.09%	06/25/15	100,000	99,929,875
				5,239,090,506

U.S. Treasury Notes–2.55%
U.S. Treasury Notes	2.38%	09/30/14	250,000	250,460,270
U.S. Treasury Notes	2.25%	01/31/15	200,000	201,791,179
				452,251,449
Total U.S. Treasury Securities (Cost $5,691,341,955)				5,691,341,955
TOTAL INVESTMENTS (excluding Repurchase Agreements)–32.06% (Cost $5,691,341,955)				5,691,341,955

			Repurchase Amount
Repurchase Agreements–61.37%(b)
Barclays Capital Inc., Agreement dated 08/29/14, maturing value of $200,000,889 (collateralized by U.S. Treasury obligations valued at $204,000,010; 3.63%, 02/15/20)	0.04%	09/02/14	200,000,889	200,000,000
Barclays Capital Inc., Term agreement dated 07/07/14, maturing value of $300,060,667 (collateralized by U.S. Treasury obligation valued at $306,000,021; 1.00%-2.00%, 09/30/16-02/15/22)	0.08%	10/06/14	300,060,667	300,000,000
BNP Paribas Securities Corp., Agreement dated 08/29/14, maturing value of $300,001,667 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,056; 2.63%-3.63%, 04/30/16-02/15/21)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement date 08/18/14, maturing value of $1,000,050,000 (collateralized by U.S. Treasury obligations valued at $1,020,000,039; 0.13%-3.38%, 01/15/15-02/15/43)(c)	0.06%	09/17/14	1,000,050,000	1,000,000,000
CIBC World Markets Corp., Agreement dated 08/29/14, maturing value of $100,000,556 (collateralized by U.S. Treasury obligations valued at $102,000,882; 0.50%-9.13%, 07/31/16-08/15/44)	0.05%	09/02/14	100,000,556	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Treasury Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $400,001,778 (collateralized by U.S. Treasury obligations valued at $408,000,087; 0%-4.50%, 10/31/15-02/15/44)	0.04%	09/02/14	$400,001,778	$400,000,000
Citigroup Global Markets Inc., Term agreement dated 08/01/14, maturing value of $500,026,667 (collateralized by U.S. Treasury obligations valued at $510,000,096; 0%-3.38%, 05/15/16-05/15/40)(c)	0.06%	09/02/14	500,026,667	500,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	217,474,921	217,473,713
Deutsche Bank Securities Inc., Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,052; 0.63%-4.63%, 05/31/17-05/15/44)	0.05%	09/02/14	500,002,778	500,000,000
Deutsche Bank Securities Inc., Term agreement dated 08/05/14, maturing value of $350,048,222 (collateralized by U.S. Treasury obligations valued at $357,000,022; 0.63%-4.63%, 05/31/17-05/15/42)(c)	0.08%	10/06/14	350,048,222	350,000,000
Goldman, Sachs & Co., Term agreement dated 08/29/14, maturing value of $850,053,833 (collateralized by U.S. Treasury obligations valued at $867,000,050; 0%-7.63%, 11/15/14-02/15/44)(c)	0.06%	10/06/14	850,053,833	850,000,000
HSBC Securities (USA) Inc., Agreement dated 08/29/14, maturing value of $650,002,889 (collateralized by U.S. Treasury obligations valued at $663,002,544; 0.25%-4.50%, 02/28/15-11/15/41)	0.04%	09/02/14	650,002,889	650,000,000
HSBC Securities (USA) Inc., Term agreement dated 08/26/14, maturing value of $1,000,009,722 (collateralized by U.S. Treasury obligations valued at $1,020,003,570; 0.25%-7.25%, 08/31/14-08/15/25)(c)	0.05%	09/02/14	1,000,009,722	1,000,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Term agreement dated 08/26/14, maturing value of $600,005,833 (collateralized by U.S. Treasury obligations valued at $612,000,060; 0%-3.63%, 09/15/14-05/15/44)(c)	0.05%	09/02/14	600,005,833	600,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Agreement dated 08/29/14, maturing value $100,000,444 (collateralized by U.S. Treasury obligations valued at $102,000,100; 1.75%-3.13%, 06/30/17-11/15/41)	0.04%	09/02/14	100,000,444	100,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/28/14, maturing value of $750,007,292 (collateralized by U.S. Treasury obligations valued at $765,000,010; 0%-5.38%, 01/02/15-02/15/41)(c)	0.05%	09/04/14	750,007,292	750,000,000
Mitsubishi UFJ Securities (USA) Inc., Term agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,031; 0%-4.50%, 01/15/15-02/15/22)(c)	0.05%	09/02/14	500,002,778	500,000,000
RBC Capital Markets Corp., Agreement dated 08/26/14, maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,017; 0%-7.25%, 09/18/14-08/15/44)	0.05%	09/02/14	500,004,861	500,000,000
RBC Capital Markets Corp., Agreement dated 08/29/14, maturing value of $750,003,333 (collateralized by U.S. Treasury obligations valued at $765,000,096; 0%-11.25%, 08/31/14-02/15/44)	0.04%	09/02/14	750,003,333	750,000,000
Societe Generale, Agreement dated 08/29/14, maturing value of $500,002,778 (collateralized by U.S. Treasury obligations valued at $510,000,005; 0.13%-5.38%, 11/30/14-08/15/42)	0.05%	09/02/14	500,002,778	500,000,000
Societe Generale, Term agreement dated 08/28/14. maturing value of $500,004,861 (collateralized by U.S. Treasury obligations valued at $510,000,027; 0.13%-2.75%, 02/28/15-08/15/42)(c)	0.05%	09/04/14	500,004,861	500,000,000
Wells Fargo Securities LLC, Agreement dated 08/29/14, maturing value of $325,001,806 (collateralized by U.S. Treasury obligations valued at $331,500,095; 0%-7.63%, 10/30/14-11/15/22)	0.05%	09/02/14	325,001,806	325,000,000
Total Repurchase Agreements (Cost $10,892,473,713)				10,892,473,713
TOTAL INVESTMENTS(d)–93.43% (Cost $16,583,815,668)				16,583,815,668
OTHER ASSETS LESS LIABILITIES–6.57%				1,166,214,948
NET ASSETS–100.00%				$17,750,030,616

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Principal amount equals value at period end. See Note 1I.
(c)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(d)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–49.43%
Federal Farm Credit Bank (FFCB)–6.27%
Disc. Notes(a)	0.07%	10/08/14	$35,000	$34,997,482
Unsec. Bonds(b)	0.09%	09/16/14	50,000	49,999,584
Unsec. Bonds(b)	0.09%	10/28/14	25,000	24,999,599
Unsec. Bonds(b)	0.11%	10/29/14	50,000	50,003,712
Unsec. Bonds(b)	0.11%	11/24/14	25,000	25,000,315
Unsec. Bonds(b)	0.13%	01/13/15	70,000	69,997,430
Unsec. Bonds(b)	0.12%	11/02/15	75,000	74,993,446
				329,991,568

Federal Home Loan Bank (FHLB)–24.76%
Unsec. Bonds	0.15%	10/09/14	50,000	49,999,783
Unsec. Bonds(b)	0.11%	10/22/14	50,000	50,000,000
Unsec. Bonds	0.13%	10/30/14	50,000	49,998,249
Unsec. Bonds(b)	0.09%	11/14/14	80,000	80,000,000
Unsec. Bonds	0.09%	12/16/14	40,000	39,998,649
Unsec. Bonds	0.11%	01/07/15	65,000	64,996,672
Unsec. Bonds	0.12%	01/09/15	50,000	49,998,700
Unsec. Bonds	0.09%	01/21/15	50,000	49,994,760
Unsec. Bonds(b)	0.10%	02/03/15	20,000	20,000,266
Unsec. Disc. Notes(a)	0.06%	09/02/14	40,000	39,999,939
Unsec. Disc. Notes(a)	0.00%	10/15/14	50,000	49,995,172
Unsec. Disc. Notes(a)	0.07%	10/17/14	50,000	49,995,528
Unsec. Disc. Notes(a)	0.08%	10/22/14	1,100	1,099,875
Unsec. Disc. Notes(a)	0.08%	10/24/14	50,000	49,994,479
Unsec. Disc. Notes(a)	0.09%	10/24/14	25,000	24,996,688
Unsec. Disc. Notes(a)	0.08%	11/05/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.07%	11/14/14	13,000	12,998,130
Unsec. Disc. Notes(a)	0.09%	11/21/14	5,000	4,999,044
Unsec. Disc. Notes(a)	0.10%	02/04/15	100,000	99,957,967
Unsec. Disc. Notes(a)	0.10%	02/13/15	34,000	33,985,067
Unsec. Disc. Notes(a)	0.10%	02/27/15	30,000	29,985,083
Unsec. Disc. Notes(a)	0.10%	03/27/15	50,000	49,971,250
Unsec. Disc. Notes(a)	0.10%	03/30/15	50,000	49,970,833
Unsec. Global Bonds	0.08%	10/15/14	50,000	49,999,455
Unsec. Global Bonds	0.08%	10/27/14	50,000	49,999,314
Unsec. Global Bonds(b)	0.10%	01/09/15	75,000	75,001,694
Unsec. Global Bonds(b)	0.20%	08/19/15	50,000	49,990,231
Unsec. Global Bonds(b)	0.13%	09/08/15	75,000	74,988,399
				1,302,908,005

Federal Home Loan Mortgage Corp. (FHLMC)–10.20%
Unsec. Disc. Notes(a)	0.15%	10/06/14	50,000	49,992,514
Unsec. Disc. Notes(a)	0.10%	10/23/14	50,000	49,992,778
Unsec. Disc. Notes(a)	0.11%	11/20/14	50,000	49,987,778
Unsec. Disc. Notes(a)	0.11%	11/21/14	50,000	49,987,625

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Unsec. Disc. Notes(a)	0.08%	11/26/14	$75,000	$74,985,666
Unsec. Disc. Notes(a)	0.17%	01/06/15	50,000	49,970,014
Unsec. Disc. Notes(a)	0.09%	01/15/15	27,000	26,991,228
Unsec. Disc. Notes(a)	0.15%	06/16/15	25,000	24,971,000
Unsec. Global Notes	0.75%	11/25/14	49,427	49,495,821
Unsec. Global Notes(b)	0.15%	07/16/15	75,000	75,020,305
Unsec. Global Notes(b)	0.12%	02/18/16	35,000	34,992,176
				536,386,905

Federal National Mortgage Association (FNMA)–6.55%
Unsec. Disc. Notes(a)	0.12%	09/15/14	50,000	49,997,667
Unsec. Disc. Notes(a)	0.12%	09/16/14	50,000	49,997,500
Unsec. Disc. Notes(a)	0.08%	10/01/14	65,000	64,995,938
Unsec. Disc. Notes(a)	0.07%	10/02/14	40,000	39,997,761
Unsec. Disc. Notes(a)	0.08%	01/12/15	89,600	89,573,518
Unsec. Disc. Notes(a)	0.10%	03/03/15	50,000	49,974,583
				344,536,967

Overseas Private Investment Corp. (OPIC)–1.65%
Gtd. VRD COP Bonds(c)	0.11%	07/15/25	37,000	37,000,000
Gtd. VRD COP Bonds(c)	0.11%	07/09/26	50,000	50,000,000
				87,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,600,823,445)				2,600,823,445
TOTAL INVESTMENTS (excluding Repurchase Agreements)–49.43% (Cost $2,600,823,445)				2,600,823,445

			Repurchase Amount
Repurchase Agreements–50.57%(d)
BMO Capital Markets Corp., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,885; 0%-7.88%, 10/17/14-04/01/56)	0.05%	09/02/14	250,001,389	250,000,000
BNP Paribas Securities Corp., Joint agreement dated 08/29/14, aggregate maturing value of $500,002,778 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,963; 0%-6.63%, 09/17/14-11/15/30)	0.05%	09/02/14	300,001,667	300,000,000
BNP Paribas Securities Corp., Term agreement dated 08/18/14, maturing value of $300,015,000 (collateralized by U.S. Government sponsored agency obligations valued at $306,000,667; 0%-6.75%, 11/17/14-06/05/36)(e)	0.06%	09/17/14	300,015,000	300,000,000
Citigroup Global Markets Inc., Agreement dated 08/29/14, maturing value of $250,001,389 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $255,000,020; 0%-5.25%, 04/30/15-09/06/23)	0.05%	09/02/14	250,001,389	250,000,000
Citigroup Global Markets Inc., Joint term agreement dated 08/01/14, aggregate maturing value of $250,015,556 (collateralized by U.S. Government sponsored agency & U.S.Treasury obligations valued at $255,000,066; 0%-5.13%, 02/27/15-01/04/25)(e)	0.07%	09/02/14	200,012,444	200,000,000
Credit Agricole Corp. & Investment Bank, Joint agreement dated 08/29/14, aggregate maturing value of $750,004,167 (collateralized by U.S. Treasury obligations valued at $765,000,035; 1.38%-2.25%, 01/31/15-02/15/44)	0.05%	09/02/14	281,024,382	281,022,821
Deutsche Bank Securities Inc., Joint term agreement dated 08/05/14, aggregate maturing value of $350,048,222 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,064; 0%-5.60%, 10/15/14-05/22/37)(e)	0.08%	10/06/14	300,041,333	300,000,000
Deutsche Bank Securities Inc., Joint term agreement dated 08/29/14, aggregate maturing value of $200,001,111 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $204,002,649; 0%-8.95%, 09/12/14-08/15/40)(e)	0.05%	09/02/14	130,000,722	130,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Government & Agency Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
Goldman, Sachs & Co., Term Agreement dated 08/29/14, maturing value of $300,019,000 (collateralized by U.S. Treasury obligations valued at $306,000,511; 0%-8.13%, 09/30/14-08/15/39)(e)	0.06%	10/06/14	$300,019,000	$300,000,000
ING Financial Markets, LLC, Joint agreement dated 08/29/14, aggregate maturing value of $600,003,333 (collateralized by U.S. Treasury obligations & Agency Mortgage-backed securities valued at $612,004,430; 0%-6.38%, 12/01/14-02/15/43)	0.05%	09/02/14	50,000,278	50,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., Joint term agreement dated 08/26/14, aggregate maturing value of $350,003,403 (collateralized by U.S. Government sponsored agency & U.S. Treasury obligations valued at $357,000,092; 0%-0.63%, 11/13/14-03/15/36)(e)	0.05%	09/02/14	300,002,917	300,000,000
Total Repurchase Agreements (Cost $2,661,022,821)				2,661,022,821
TOTAL INVESTMENTS(f)–100.00% (Cost $5,261,846,266)				5,261,846,266
OTHER ASSETS LESS LIABILITIES–0.00%				113,350
NET ASSETS–100.00%				$5,261,959,616

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Government TaxAdvantage Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–97.96%
Federal Farm Credit Bank (FFCB)–30.79%
Disc. Notes(a)	0.06%	09/09/14	$25,000	$24,999,667
Disc. Notes(a)	0.07%	10/08/14	15,000	14,998,921
Disc. Notes(a)	0.07%	12/03/14	7,000	6,998,734
Disc. Notes(a)	0.08%	12/19/14	5,000	4,998,789
Unsec. Bonds(b)	0.13%	01/13/15	10,000	9,999,633
Unsec. Bonds(b)	0.22%	01/26/15	15,000	15,007,626
				77,003,370

Federal Home Loan Bank (FHLB)–67.17%
Unsec. Bonds(b)	0.09%	11/14/14	5,000	5,000,000
Unsec. Disc. Notes(a)	0.00%	09/02/14	11,800	11,800,000
Unsec. Disc. Notes(a)	0.06%	09/02/14	10,000	9,999,985
Unsec. Disc. Notes(a)	0.06%	09/03/14	31,000	30,999,899
Unsec. Disc. Notes(a)	0.06%	09/05/14	15,400	15,399,906
Unsec. Disc. Notes(a)	0.07%	09/10/14	6,900	6,899,879
Unsec. Disc. Notes(a)	0.08%	09/19/14	10,000	9,999,600
Unsec. Disc. Notes(a)	0.07%	09/24/14	12,000	11,999,463
Unsec. Disc. Notes(a)	0.05%	09/26/14	23,000	22,999,169
Unsec. Disc. Notes(a)	0.08%	09/26/14	6,500	6,499,639
Unsec. Disc. Notes(a)	0.08%	10/03/14	5,000	4,999,658
Unsec. Disc. Notes(a)	0.08%	10/08/14	8,000	7,999,383
Unsec. Disc. Notes(a)	0.08%	10/10/14	5,000	4,999,594
Unsec. Disc. Notes(a)	0.08%	10/15/14	5,000	4,999,529
Unsec. Disc. Notes(a)	0.09%	02/18/15	10,000	9,995,750
Unsec. Disc. Notes(a)	0.13%	05/21/15	3,418	3,414,766
				168,006,220
Total U.S. Government Sponsored Agency Securities (Cost $245,009,590)				245,009,590
TOTAL INVESTMENTS(c)–97.96% (Cost $245,009,590)				245,009,590
OTHER ASSETS LESS LIABILITIES–2.04%				5,100,351
NET ASSETS–100.00%				$250,109,941

Investment Abbreviations:

Disc.	– Discounted
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(c)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Schedule of Investments

August 31, 2014

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.49%
Alabama–3.68%
Mobile (City of) Downtown Redevelopment Authority (Austal USA, LLC); Series 2011 A, VRD Gulf Opportunity Zone RB (LOC–National Australia Bank Ltd.)(a)(b)(c)(d)	0.04%	05/01/41	$3,300	$3,300,000
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.08%	07/01/40	12,000	12,000,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refinancing); Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	04/01/28	10,000	10,000,000
				25,300,000

Arizona–3.00%
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.06%	04/15/30	7,700	7,700,000
Maricopa (County of) Industrial Development Authority (Valley of the Sun YMCA); Series 2008, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	12/01/37	12,935	12,935,000
				20,635,000

California–1.18%
California (State of); Series 2005 B-5, Ref. VRD Unlimited Tax GO Bonds (LOC–Barclays Bank PLC)(a)(b)(c)	0.03%	05/01/40	8,125	8,125,000

Colorado–4.27%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	02/01/31	1,675	1,675,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	07/01/34	1,600	1,600,000
Colorado (State of) Educational & Cultural Facilities Authority (Shambhala Mountain Center); Series 2005, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	06/01/30	2,300	2,300,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	04/01/24	870	870,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.05%	02/01/31	4,800	4,800,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.16%	03/01/17	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/21	3,995	3,995,000
Englewood (City of) (Marks East Apartments); Series 2004, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.07%	12/01/34	5,000	5,000,000
Pueblo (County of) (El Pueblo Boys’ & Girls’ Ranch, Inc.); Series 2003, VRD Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	12/01/23	2,010	2,010,000
				29,350,000

Delaware–1.05%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/36	7,250	7,250,000

District of Columbia–0.38%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	01/01/29	2,602	2,602,000

Florida–2.85%
Broward (County of) Housing Finance Authority (Reflections Apartments); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	12/01/29	6,500	6,500,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB(a)(d)(e)	0.07%	04/01/17	2,275	2,275,000
Marion (County of) Housing Finance Authority (Paddock Park Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	1,125	1,125,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	07/01/32	$9,700	$9,700,000
				19,600,000

Georgia–1.27%
Gwinnett (County of) Housing Authority (The Greens Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	06/15/25	4,100	4,100,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	09/01/20	2,000	2,000,000
Roswell (City of) Housing Authority (Wood Crossing Apartments); Series 1994, Ref. VRD MFH RB (CEP–FHLMC)(a)(d)	0.05%	08/01/24	2,650	2,650,000
				8,750,000

Hawaii–0.48%
Maui (County of); Series 2014, Unlimited Tax GO Bonds	2.00%	06/01/15	3,265	3,311,039

Illinois–7.68%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.05%	03/01/30	14,845	14,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	12/01/28	8,500	8,500,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(d)	0.13%	10/01/17	1,300	1,300,000
Illinois (State of) Finance Authority (Ingalls Memorial Hospital); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	01/01/16	190	190,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	09/01/24	800	800,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.15%	08/01/30	4,700	4,700,000
Illinois (State of) Finance Authority (Newberry Library); Series 1988, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	03/01/28	800	800,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008-B, VRD RB(a)	0.03%	12/01/46	5,700	5,700,000
Illinois (State of) Finance Authority (St. Ignatius College Prep); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.05%	06/01/32	1,500	1,500,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.05%	01/01/37	5,820	5,820,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–US Bank N.A.)(a)(b)	0.10%	05/01/36	4,605	4,605,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–BMO Harris N.A.)(a)(b)	0.10%	10/01/33	4,000	4,000,000
				52,760,000

Indiana–4.03%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank N.A.)(a)(b)	0.06%	08/01/28	1,400	1,400,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	08/01/37	5,600	5,600,000
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 C, VRD Midwestern Disaster Relief RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.05%	06/01/40	5,100	5,100,000
Indiana (State of) Health Facility Financing Authority (Stone Belt Arc, Inc.); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.15%	02/01/25	1,575	1,575,000
Indianapolis (City of) (Capital Place Apartments, Covington Square Apartments & The Woods at Oak Crossing); Series 2008, VRD MFH RB (CEP–FNMA)(a)	0.05%	05/15/38	14,000	14,000,000
				27,675,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	05/01/31	2,000	2,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kansas–0.80%
Kansas (State of) Development Finance Authority (Woodridge Apartments); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)(d)	0.05%	03/01/31	$3,500	$3,500,000
Wichita (City of); Series 2011 D, Ref. Unlimited Tax GO Bonds	4.00%	09/01/14	2,000	2,000,000
				5,500,000

Kentucky–5.98%
Newport (City of) (Kentucky League of Cities Funding Trust); Series 2002, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	04/01/32	13,900	13,900,000
Warren (County of) (WKU Student Life Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/30	23,910	23,910,000
Williamstown (City of) (Kentucky League of Cities Funding Trust); Series 2008 A, VRD Lease Program RB (LOC–U.S. Bank, N.A.)(a)(b)	0.06%	07/01/38	3,300	3,300,000
				41,110,000

Maryland–0.19%
Maryland (State of) Health & Higher Educational Facilities Authority (Bishop McNamara High School); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/32	1,300	1,300,000

Massachusetts–2.09%
Massachusetts (State of); Series 2004 C, Consolidated Loan Limited Tax GO Bonds	3.85%	08/01/15	13,925	14,399,116

Michigan–3.62%
Michigan (State of) Hospital Finance Authority (McLaren Health Care Corp.); Series 2008 B-2, Ref. VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	10/15/30	14,715	14,715,000
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2000, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	02/01/35	4,215	4,215,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	04/01/22	5,935	5,935,000
				24,865,000

Minnesota–1.96%
Edina (City of); Series 2012 A, Ref. Unlimited Tax GO Bonds	4.00%	02/01/15	1,025	1,041,429
Minnetonka (City of) (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	11/15/31	4,000	4,000,000
St. Paul (City of) Port Authority; Series 2014-1, Ref. Unlimited Tax GO Bonds	2.00%	03/01/15	750	756,682
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	10/01/33	7,675	7,675,000
				13,473,111

Missouri–5.70%
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.15%	12/01/19	1,680	1,680,000
St. Charles (County of) Industrial Development Authority (Sun River Village Apartments); Series 1985, VRD IDR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	12/01/27	14,500	14,500,000
St. Charles (County of) Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.05%	04/15/27	5,600	5,600,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	11/15/43	17,400	17,400,000
				39,180,000

Nebraska–0.15%
Omaha Public Power District, Series 2011 A,, Electric System, RB	5.00%	02/01/15	1,000	1,020,192

New Hampshire–3.04%
New Hampshire (State of) Business Finance Authority (Wheelabrator Concord Co., L.P.); Series 1997 A, Ref. VRD Resource Recovery RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	01/01/18	6,000	6,000,000
New Hampshire (State of) Health & Education Facilities Authority (Exeter Hospital Obligated Group); Series 2003, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	10/01/33	14,030	14,030,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Hampshire–(continued)
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.05%	09/01/37	$900	$900,000
				20,930,000

New Mexico–1.46%
Albuquerque Municipal School District No. 12; Series 2014 A, School Building Unlimited Tax GO Bonds	2.00%	08/01/15	7,800	7,934,013
Santa Fe (City of); Series 2010 A, Ref. Gross Tax Receipts RB	5.00%	06/01/15	2,000	2,072,618
				10,006,631

New York–2.96%
New York (City of); Series 2014 J, Unlimited Tax GO Bonds	2.00%	08/01/15	20,000	20,343,086

North Carolina–3.19%
Buncombe (County of) Industrial Facilities & Pollution Control Financing Authority (YMCA of Western North Carolina, Inc.); Series 2001, VRD Recreational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	11/01/23	2,090	2,090,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB(a)	0.05%	01/15/37	9,900	9,900,000
North Carolina (State of) Capital Facilities Finance Agency (St. Mary’s School); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.08%	09/01/27	7,960	7,960,000
North Carolina (State of) Department of State Treasurer; Series 2010 B, Ref. Unlimited Tax GO Bonds	5.00%	06/01/15	1,230	1,274,720
Raleigh (City of); Series 2014, Public Improvement Unlimited Tax GO Bonds	3.00%	06/01/15	700	714,939
				21,939,659

North Dakota–0.68%
Fargo (City of) (Cass Oil Co.); Series 1984, VRD Commercial Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.18%	12/01/14	4,655	4,655,000

Ohio–4.11%
Butler (County of) (Lakota Family YMCA); Series 2002, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	1,650	1,650,000
Cleveland (City of) & Cuyahoga (County of) Port Authority (Carnegie/89th Garage & Service Center, LLC); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.05%	01/01/37	17,600	17,600,000
Lyndhurst (City of) (Hawken School); Series 2002, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	05/01/27	3,735	3,735,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	06/01/23	5,260	5,260,000
				28,245,000

Pennsylvania–8.25%
Fayette (County of) Hospital Authority (Mt. Macrina Manor); Series 2002, Ref. VRD Senior Health & Housing Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	09/01/18	1,730	1,730,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	10/15/25	7,080	7,080,000
Moon (Township of) Industrial Development Authority (Providence Point); Series 2007, VRD First Mortgage RB (LOC–Lloyds Bank PLC)(a)(b)(c)	0.08%	07/01/38	34,500	34,500,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(d)	0.06%	05/01/20	2,150	2,150,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	07/01/26	4,510	4,510,000
Westmoreland (County of) Industrial Development Authority (Greensburg Thermal); Series 2005 A, Ref. VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.06%	12/01/24	6,750	6,750,000
				56,720,000

South Carolina–1.22%
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(d)	0.17%	07/01/17	790	790,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–(continued)
South Carolina (State of) Housing Finance & Development Authority (Runaway Bay Apartments); Series 2005, Ref. VRD MFH Rental RB (CEP–FNMA)(a)	0.06%	11/15/35	$7,565	$7,565,000
				8,355,000

Tennessee–1.65%
Jackson (City of) Health, Educational & Housing Facility Board (Post House North Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	05/15/31	1,375	1,375,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Vanderbilt University); Series 2013 A, Commercial Paper Notes	0.12%	11/04/14	10,000	10,000,000
				11,375,000

Texas–4.86%
Austin (City of) Housing Finance Corp. (Stassney Woods Apartments); Series 2004 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	10/15/32	3,350	3,350,000
Coastal Water Authority (City of Houston Contract); Series 2010, Ref. RAN	4.00%	12/15/14	500	505,485
Dallas (City of); Ref. & Improvement Limited Tax GO Bonds	4.00%	02/15/15	2,000	2,035,112
Frisco (City of); Series 2011, Ref. & Public Improvement Limited Tax GO Bonds	4.00%	02/15/15	1,250	1,271,906
Houston (City of); Series 2006 G-2, GO Commercial Paper Notes	0.08%	10/21/14	7,600	7,600,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.07%	02/15/27	6,460	6,460,000
Texas (State of); Series 2014, Unlimited Tax GO Notes	1.50%	08/31/15	12,000	12,162,120
				33,384,623

Utah–1.75%
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	09/01/32	12,000	12,000,000

Vermont–1.38%
Vermont (State of) Educational & Health Buildings Financing Agency (Brattleboro Retreat (The)); Series 2011 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.04%	12/01/31	9,510	9,510,000

Virginia–2.78%
Alexandria (City of); Series 2013, Capital Improvement Unlimited Tax GO Bonds	5.00%	06/15/15	1,000	1,038,166
Hanover (County of) Economic Development Authority (Bon Secours Health System, Inc.); Series 2008 D-2, Ref. VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.04%	11/01/25	4,500	4,500,000
Harrisonburg (City of) Rural Housing Administration (Stoney Ridge/Dale Forest Apartments); Series 2002, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.08%	08/01/32	7,800	7,800,000
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD Health Services RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.15%	10/01/30	2,100	2,100,000
Lynchburg (City of); Series 2014, Ref. & Public Improvement Unlimited Tax GO Bonds	2.00%	06/01/15	1,295	1,312,959
Roanoke (City of); Series 2004 B, Public Improvement Unlimited Tax GO Bonds(f)(g)	5.00%	02/01/15	1,750	1,792,205
Suffolk (City of) Rural Housing Administration (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.11%	12/01/19	560	560,000
				19,103,330

Washington–2.05%
Everett (City of) Public Facilities District; Series 2007, VRD RB (LOC–Bank of New York Mellon)(a)(b)	0.04%	04/01/36	3,500	3,500,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.06%	07/01/44	8,000	8,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.06%	09/15/20	2,580	2,580,000
				14,080,000

West Virginia–0.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.04%	01/01/34	6,400	6,400,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–7.98%
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.04%	08/15/34	$8,500	$8,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corp. Cedar Community); Series 2007, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.06%	06/01/37	4,200	4,200,000
Wisconsin (State of) Health & Educational Facilities Authority (Grace Lutheran Foundation, Inc. Obligated Group); Series 2000, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.16%	06/01/25	1,335	1,335,000
Wisconsin (State of) Health & Educational Facilities Authority (Hospital Sisters Services, Inc.); Series 2012 E, Ref. VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.05%	08/01/40	21,200	21,200,000
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group); Series 2008 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.05%	08/01/30	1,000	1,000,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.07%	05/01/30	18,640	18,640,000
				54,875,000

Wyoming–2.55%
Converse (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	5,460	5,460,000
Lincoln (County of) (PacifiCorp); Series 1994, Ref. VRD PCR (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.06%	11/01/24	12,060	12,060,000
				17,520,000
TOTAL INVESTMENTS(h)(i)–101.49% (Cost $697,647,787)				697,647,787
OTHER ASSETS LESS LIABILITIES–(1.49)%				(10,215,281)
NET ASSETS–100.00%				$687,432,506

Investment Abbreviations:

CEP	– Credit Enhancement Provider
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GO	– General Obligation

IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2014.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Canada: 9.6%; United Kingdom: 6.2%; other countries less than 5% each: 2.2%.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2014 was $23,267,000, which represented 3.38% of the Fund’s Net Assets.
(e)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
JPMorgan Chase Bank, N.A.	13.6%
Federal National Mortgage Association	9.5
Wells Fargo Bank, N.A.	9.2
U.S. Bank, N.A.	8.1
Federal Home Loan Mortgage Corp.	7.9
Bank of Montreal	7.3
PNC Bank, N.A.	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

37                         Short-Term Investments Trust

Statement of Assets and Liabilities

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,384,199,036	$2,214,723,665	$5,691,341,955	$2,600,823,445	$245,009,590	$697,647,787
Repurchase agreements, at value and cost	3,423,216,619	569,623,715	10,892,473,713	2,661,022,821	—	—
Total investments, at value and cost	20,807,415,655	2,784,347,380	16,583,815,668	5,261,846,266	245,009,590	697,647,787
Cash	—	—	—	—	58,430	64,512
Receivable for:
Investments sold	1,905,063	110,000	1,150,000,000	—	5,000,155	1,630,071
Interest	5,862,016	204,215	16,698,219	402,040	64,623	276,099
Fund expenses absorbed	419,596	222,639	1,442,100	556,072	15,622	51,771
Investment for trustee deferred compensation and retirement plans	3,638,964	1,055,401	2,137,676	966,602	136,814	376,264
Other assets	140,384	171,817	134,419	55,543	35,554	79,328
Total assets	20,819,381,678	2,786,111,452	17,754,228,082	5,263,826,523	250,320,788	700,125,832

Liabilities:
Payable for:
Investments purchased	—	—	—	—	—	12,162,120
Amount due custodian	2,080,611	—	—	—	—	—
Dividends	937,785	23,019	147,118	43,879	679	6,728
Accrued fees to affiliates	641,230	245,912	1,344,552	554,279	24,014	52,409
Accrued trustees’ and officer’s fees and benefits	38,116	8,332	33,090	14,973	5,557	4,038
Accrued operating expenses	88,646	34,977	87,622	82,884	22,896	25,346
Trustee deferred compensation and retirement plans	4,380,848	1,246,403	2,585,084	1,170,892	157,701	442,685
Total liabilities	8,167,236	1,558,643	4,197,466	1,866,907	210,847	12,693,326
Net assets applicable to shares outstanding	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

Net assets consist of:
Shares of beneficial interest	$20,808,833,853	$2,783,604,091	$17,749,941,164	$5,261,919,525	$250,135,751	$687,583,474
Undistributed net investment income	2,468,855	948,718	56,734	40,091	(1,690)	(88,667)
Undistributed net realized gain (loss)	(88,266)	—	32,718	—	(24,120)	(62,301)
	$20,811,214,442	$2,784,552,809	$17,750,030,616	$5,261,959,616	$250,109,941	$687,432,506

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

38                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$18,614,857,105	$1,913,413,616	$7,480,210,446	$3,328,390,529	$127,699,890	$524,033,539
Private Investment Class	$345,210,743	$152,132,624	$524,576,128	$347,045,614	$15,580,440	$34,276,339
Personal Investment Class	$180,431,310	$158,011,349	$162,404,519	$41,148,586	$3,798,927	$3,722,370
Cash Management Class	$684,446,453	$453,771,087	$7,597,812,325	$469,857,786	$48,104,279	$60,722,397
Reserve Class	$180,015,002	$15,631,281	$187,371,838	$311,117,375	$703,993	$27,639,769
Resource Class	$135,553,425	$32,039,004	$373,927,603	$104,578,838	$3,708,192	$5,515,799
Corporate Class	$670,700,404	$59,553,848	$1,423,727,757	$659,820,888	$50,514,220	$31,522,293

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	18,612,737,559	1,913,405,671	7,479,901,039	3,328,334,910	127,689,604	524,018,615
Private Investment Class	345,171,248	152,131,977	524,555,427	347,039,941	15,579,204	34,275,104
Personal Investment Class	180,411,507	158,010,611	162,398,484	41,147,849	3,798,622	3,722,206
Cash Management Class	684,364,087	453,769,244	7,597,503,048	469,848,426	48,100,392	60,720,118
Reserve Class	179,995,015	15,631,212	187,364,197	311,111,964	703,940	27,638,307
Resource Class	135,539,222	32,038,863	373,912,404	104,577,104	3,707,896	5,515,615
Corporate Class	670,614,712	59,553,637	1,423,668,121	659,812,308	50,510,022	31,521,352
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

39                         Short-Term Investments Trust

Statement of Operations

For the year ended August 31, 2014

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$42,847,405	$4,114,142	$10,929,991	$5,023,361	$203,545	$611,408

Expenses:
Advisory fees	31,114,900	4,360,380	28,357,471	6,275,945	680,736	1,746,636
Administrative services fees	1,102,298	557,900	1,047,149	668,278	115,213	202,113
Custodian fees	325,697	54,579	289,438	—	10,930	13,924
Distribution fees:
Private Investment Class	1,615,639	865,072	2,737,855	1,855,165	96,063	188,648
Personal Investment Class	1,059,241	828,414	1,014,637	321,883	29,824	29,629
Cash Management Class	733,972	441,549	8,311,907	883,535	56,017	94,371
Reserve Class	1,405,271	189,663	1,358,093	2,900,633	9,982	290,090
Resource Class	179,734	89,369	757,234	231,989	8,754	14,736
Corporate Class	289,177	37,884	578,900	237,887	12,213	12,996
Transfer agent fees	1,866,894	261,623	1,701,448	564,835	33,383	69,113
Trustees’ and officers’ fees and benefits	743,763	118,622	648,106	245,009	49,755	48,404
Registration and filing fees	108,106	83,020	118,446	125,693	86,024	83,145
Other	682,715	170,903	565,183	150,499	91,704	75,248
Total expenses	41,227,407	8,058,978	47,485,867	14,461,351	1,280,598	2,869,053
Less: Fees waived	(11,183,745)	(6,138,696)	(39,285,267)	(10,685,003)	(1,212,523)	(2,603,036)
Net expenses	30,043,662	1,920,282	8,200,600	3,776,348	68,075	266,017
Net investment income	12,803,743	2,193,860	2,729,391	1,247,013	135,470	345,391

Realized and unrealized gain (loss) from:
Net realized gain (loss) from Investment securities*	63,379	1,229	32,718	—	(24,121)	15,877
Net increase in net assets resulting from operations	$12,867,122	$2,195,089	$2,762,109	$1,247,013	$111,349	$361,268

*	Includes net gains from securities sold to affiliates of $43 for Liquid Assets Portfolio.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

40                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the years ended August 31, 2014 and 2013

	Liquid Assets Portfolio		STIC Prime Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$12,803,743	$24,289,135	$2,193,860	$2,462,795
Net realized gain	63,379	215,041	1,229	53,938
Net increase in net assets resulting from operations	12,867,122	24,504,176	2,195,089	2,516,733

Distributions to shareholders from net investment income:
Institutional Class	(12,173,578)	(21,918,580)	(1,525,734)	(1,451,843)
Private Investment Class	(59,123)	(70,203)	(128,606)	(84,504)
Personal Investment Class	(25,537)	(21,838)	(76,487)	(55,281)
Cash Management Class	(135,722)	(409,336)	(320,316)	(233,107)
Reserve Class	(25,611)	(25,476)	(16,998)	(8,350)
Resource Class	(15,843)	(19,237)	(43,810)	(24,454)
Corporate Class	(368,329)	(1,722,822)	(81,909)	(136,017)
Total distributions from net investment income	(12,803,743)	(24,187,492)	(2,193,860)	(1,993,556)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(67,247,031)	2,629,835,972	(99,103,915)	(325,501,333)
Private Investment Class	(24,844,066)	(2,391,762)	(14,479,604)	6,780,235
Personal Investment Class	24,398,104	53,394,290	59,098,398	26,547,642
Cash Management Class	(59,852,006)	(41,391,219)	2,580,751	92,814,318
Reserve Class	4,184,305	78,585,760	(623,024)	(137,115)
Resource Class	66,736,972	(72,249,334)	5,028,181	(27,421,643)
Corporate Class	(825,819,584)	(440,549,241)	(8,968,043)	(28,118,507)
Net increase (decrease) in net assets resulting from share transactions	(882,443,306)	2,205,234,466	(56,467,256)	(255,036,403)
Net increase (decrease) in net assets	(882,379,927)	2,205,551,150	(56,466,027)	(254,513,226)

Net assets:
Beginning of year	21,693,594,369	19,488,043,219	2,841,018,836	3,095,532,062
End of year*	$20,811,214,442	$21,693,594,369	$2,784,552,809	$2,841,018,836
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$948,718	$1,134,859

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

41                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Treasury Portfolio		Government & Agency Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$2,729,391	$3,523,565	$1,247,013	$1,462,358
Net realized gain	32,718	91,160	—	3,505
Net increase in net assets resulting from operations	2,762,109	3,614,725	1,247,013	1,465,863

Distributions to shareholders from net investment income:
Institutional Class	(1,082,321)	(1,544,193)	(753,997)	(980,573)
Private Investment Class	(79,068)	(150,556)	(72,161)	(80,213)
Personal Investment Class	(19,074)	(26,315)	(8,365)	(5,433)
Cash Management Class	(1,172,594)	(1,230,057)	(179,138)	(189,876)
Reserve Class	(18,855)	(10,903)	(55,996)	(51,231)
Resource Class	(55,606)	(66,710)	(23,566)	(28,610)
Corporate Class	(301,873)	(494,831)	(153,790)	(126,422)
Total distributions from net investment income	(2,729,391)	(3,523,565)	(1,247,013)	(1,462,358)

Distributions to shareholders from net realized gains:
Institutional Class	—	(274,461)	—	(330,774)
Private Investment Class	—	(27,128)	—	(29,531)
Personal Investment Class	—	(5,148)	—	(1,246)
Cash Management Class	—	(223,987)	—	(56,892)
Reserve Class	—	(2,336)	—	(22,806)
Resource Class	—	(12,977)	—	(11,617)
Corporate Class	—	(78,414)	—	(39,560)
Total distributions from net realized gains	—	(624,451)	—	(492,426)

Share transactions–net:
Institutional Class	58,765,206	407,062,365	(1,111,110,237)	667,341,526
Private Investment Class	(58,439,851)	(225,028,325)	(11,338,446)	(23,579,784)
Personal Investment Class	30,524,234	5,043,390	(7,551,337)	35,144,911
Cash Management Class	1,370,912,651	1,297,688,447	(165,138,879)	(38,517,720)
Reserve Class	81,136,489	81,040,702	21,944,465	24,882,972
Resource Class	45,530,106	52,057,764	(39,758,492)	(6,562,776)
Corporate Class	(1,413,383,229)	834,384,980	(175,722,010)	330,553,912
Net increase (decrease) in net assets resulting from share transactions	115,045,606	2,452,249,323	(1,488,674,936)	989,263,041
Net increase (decrease) in net assets	115,078,324	2,451,716,032	(1,488,674,936)	988,774,120

Net assets:
Beginning of year	17,634,952,292	15,183,236,260	6,750,634,552	5,761,860,432
End of year*	$17,750,030,616	$17,634,952,292	$5,261,959,616	$6,750,634,552
* Includes accumulated undistributed net investment income	$56,734	$131,184	$40,091	$133,789

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

42                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the years ended August 31, 2014 and 2013

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	2014	2013	2014	2013
Operations:
Net investment income	$135,470	$242,310	$345,391	$448,801
Net realized gain (loss)	(24,121)	11,183	15,877	394
Net increase in net assets resulting from operations	111,349	253,493	361,268	449,195

Distributions to shareholders from net investment income:
Institutional Class	(81,011)	(222,382)	(241,289)	(309,956)
Private Investment Class	(8,257)	(7,591)	(17,356)	(35,465)
Personal Investment Class	(1,572)	(1,060)	(1,785)	(1,620)
Cash Management Class	(26,162)	(7,170)	(45,564)	(52,352)
Reserve Class	(413)	(352)	(13,233)	(17,740)
Resource Class	(1,791)	(2,079)	(3,510)	(8,146)
Corporate Class	(16,264)	(1,676)	(22,654)	(23,522)
Total distributions from net investment income	(135,470)	(242,310)	(345,391)	(448,801)

Distributions to shareholders from net realized gains:
Institutional Class	—	—	—	—
Private Investment Class	—	—	—	—
Personal Investment Class	—	—	—	—
Cash Management Class	—	—	—	—
Reserve Class	—	—	—	—
Resource Class	—	—	—	—
Corporate Class	—	—	—	—
Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Institutional Class	(616,846,807)	312,726,590	7,856,398	20,867,865
Private Investment Class	(4,455,605)	(18,411,857)	(18,170,589)	(43,381,875)
Personal Investment Class	(2,396,213)	1,649,254	(1,058,536)	2,034,576
Cash Management Class	16,549,522	(1,895,459)	(47,204,841)	31,418,445
Reserve Class	(591,737)	(53,450)	(5,165,485)	7,448,266
Resource Class	(1,482,686)	(6,726,597)	(2,779,701)	(20,059,037)
Corporate Class	50,500,004	4	71,486	4,129,646
Net increase (decrease) in net assets resulting from share transactions	(558,723,522)	287,288,485	(66,451,268)	2,457,886
Net increase (decrease) in net assets	(558,747,643)	287,299,668	(66,435,391)	2,458,280

Net assets:
Beginning of year	808,857,584	521,557,916	753,867,897	751,409,617
End of year*	$250,109,941	$808,857,584	$687,432,506	$753,867,897
* Includes accumulated undistributed net investment income	$(1,690)	$11,260	$(88,667)	$(50,202)

Notes to Financial Statements

August 31, 2014

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

43                         Short-Term Investments Trust

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — The Funds securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the

44                         Short-Term Investments Trust

Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of nongovernment securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2014, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table:

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

45                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”), if applicable. The expense limit for Tax-Free Cash Reserve Portfolio also excludes Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2014.

For the year ended August 31, 2014, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Support
Liquid Assets Portfolio	$6,885,722	$—
STIC Prime Portfolio	1,522,590	2,165,862
Treasury Portfolio	6,240,463	18,286,179
Government & Agency Portfolio	—	4,253,911
Government TaxAdvantage Portfolio	546,380	453,291
Tax-Free Cash Reserve Portfolio	354,682	1,617,884

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2014 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$813,891	$708,393	$226,619	$1,154,523	$136,398	N/A
STIC Prime Portfolio	518,729	607,346	352,500	164,979	71,447	$37,464
Treasury Portfolio	1,642,712	744,067	6,649,511	1,181,541	605,772	578,900
Government & Agency Portfolio	1,113,099	236,048	706,828	2,523,551	185,591	237,887
Government TaxAdvantage Portfolio	48,031	21,871	44,814	8,684	7,003	12,213
Tax-Free Cash Reserve Portfolio	94,324	21,728	75,497	252,378	11,789	12,996

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the year ended August 31, 2014, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

46                         Short-Term Investments Trust

IDI has contractually agreed, through at least December 31, 2014, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

Pursuant to the agreement above, for the year ended August 31, 2014, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$646,256	$282,464	$146,794	$182,685	N/A	N/A
STIC Prime Portfolio	346,029	220,910	88,310	24,656	$17,874	N/A
Treasury Portfolio	1,095,143	270,569	1,662,396	176,552	151,462	N/A
Government & Agency Portfolio	742,066	85,835	176,707	377,082	46,398	N/A
Government TaxAdvantage Portfolio	48,031	7,953	11,203	1,298	1,751	N/A
Tax-Free Cash Reserve Portfolio	94,324	7,901	18,874	37,712	2,947	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2014, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2014, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$1,091,091,572	$1,003,013,616	$43
STIC Prime Portfolio	78,811,634	96,918,221	—
Tax-Free Cash Reserve Portfolio	941,257,185	900,308,444	—

47                         Short-Term Investments Trust

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Years Ended August 31, 2014 and 2013:

	2014	2013
	Ordinary Income	Ordinary Income
Liquid Assets Portfolio	$12,803,743	$24,187,492
STIC Prime Portfolio	2,193,860	1,993,556
Treasury Portfolio	2,729,391	4,148,016
Government & Agency Portfolio	1,247,013	1,954,784
Government TaxAdvantage Portfolio	135,470	242,310
Tax-Free Cash Reserve Portfolio	345,391	448,801

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Temporary Book/Tax Differences	Capital Loss Carryforward	Post- October Deferrals	Shares of Beneficial Interest	Total Net Assets
Liquid Assets Portfolio	$6,551,124	$(4,082,269)	$(88,266)	$—	$20,808,833,853	$20,811,214,442
STIC Prime Portfolio	2,093,854	(1,145,136)	—	—	2,783,604,091	2,784,552,809
Treasury Portfolio	2,506,179	(2,416,727)	—	—	17,749,941,164	17,750,030,616
Government & Agency Portfolio	1,136,061	(1,095,970)	—	—	5,261,919,525	5,261,959,616
Government TaxAdvantage Portfolio	140,345	(142,035)	(22,740)	(1,380)	250,135,751	250,109,941
Tax-Free Cash Reserve Portfolio	316,898	(405,565)	(62,301)	—	687,583,474	687,432,506
The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Funds temporary book/tax differences are the result of the trustee deferral of compensation and retirement plan benefits.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds capital loss carryforward limitations and amounts utilized in the current period to offset net realized capital gain for federal income tax purposes as follows:

Capital Loss Carryforward Utilized
Liquid Assets Portfolio	$63,379
Tax-Free Cash Reserve Portfolio	15,877

48                         Short-Term Investments Trust

The Funds have a capital loss carryforward as of August 31, 2014 which expires as follows:

	Short-Term					Long-Term	Total*
Fund	2015	2017	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Liquid Assets Portfolio	$—	$—	$—	$—	$88,266	$—	$88,266
Government TaxAdvantage Portfolio	—	—	—	—	22,740	—	22,740
Tax-Free Cash Reserve Portfolio	3,045	12,152	17,030	30,074	—	—	62,301

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions and taxable income, on August 31, 2014. These reclassifications had no effect on the net assets of each Fund.

	Undistributed Net Investment Income	Undistributed Net Realized Gain (Loss)	Shares of Beneficial Interest
STIC Prime Portfolio	$(186,141)	$(55,167)	$241,308
Treasury Portfolio	(74,450)	—	74,450
Government & Agency Portfolio	(93,698)	—	93,698
Government TaxAdvantage Portfolio	(12,950)	(11,182)	24,132
Tax-Free Cash Reserve Portfolio	(38,465)	—	38,465

NOTE 9—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	298,168,481,912	$298,168,481,912	159,299,902,193	$159,299,902,193
Private Investment Class	1,862,580,534	1,862,580,534	1,949,199,266	1,949,199,266
Personal Investment Class	684,245,247	684,245,247	480,171,522	480,171,522
Cash Management Class	5,350,296,060	5,350,296,060	4,626,088,763	4,626,088,763
Reserve Class	1,297,208,097	1,297,208,097	1,070,630,153	1,070,630,153
Resource Class	600,648,639	600,648,639	370,992,270	370,992,270
Corporate Class	9,200,451,698	9,200,451,698	14,158,171,832	14,158,171,832

Issued as reinvestment of dividends:
Institutional Class	3,946,761	3,946,761	8,129,150	8,129,150
Private Investment Class	15,991	15,991	21,780	21,780
Personal Investment Class	22,313	22,313	17,072	17,072
Cash Management Class	69,866	69,866	207,523	207,523
Reserve Class	27,238	27,238	24,034	24,034
Resource Class	15,457	15,457	19,468	19,468
Corporate Class	165,898	165,898	950,291	950,291

Reacquired:
Institutional Class	(298,239,675,704)	(298,239,675,704)	(156,678,195,371)	(156,678,195,371)
Private Investment Class	(1,887,440,591)	(1,887,440,591)	(1,951,612,808)	(1,951,612,808)
Personal Investment Class	(659,869,456)	(659,869,456)	(426,794,304)	(426,794,304)
Cash Management	(5,410,217,932)	(5,410,217,932)	(4,667,687,505)	(4,667,687,505)
Reserve Class	(1,293,051,030)	(1,293,051,030)	(992,068,427)	(992,068,427)
Resource Class	(533,927,124)	(533,927,124)	(443,261,072)	(443,261,072)
Corporate Class	(10,026,437,180)	(10,026,437,180)	(14,599,671,364)	(14,599,671,364)
Net increase (decrease) in share activity	(882,443,306)	$(882,443,306)	2,205,234,466	$2,205,234,466

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 27% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 24% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

49                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	5,548,259,062	$5,548,259,062	6,427,185,800	$6,427,185,800
Private Investment Class	1,296,968,970	1,296,968,970	1,138,175,843	1,138,175,843
Personal Investment Class	1,958,713,324	1,958,713,324	2,045,639,772	2,045,639,772
Cash Management Class	2,679,245,356	2,679,245,356	2,764,492,641	2,764,492,641
Reserve Class	74,531,956	74,531,956	55,993,607	55,993,607
Resource Class	120,676,878	120,676,878	163,545,333	163,545,333
Corporate Class	1,480,491,226	1,480,491,226	1,518,711,668	1,518,711,668

Issued as reinvestment of dividends:
Institutional Class	377,518	377,518	416,999	416,999
Private Investment Class	45,718	45,718	37,090	37,090
Personal Investment Class	51,142	51,142	38,862	38,862
Cash Management Class	49,157	49,157	72,029	72,029
Reserve Class	17,060	17,060	8,173	8,173
Resource Class	42,179	42,179	22,461	22,461
Corporate Class	68,237	68,237	120,286	120,286

Reacquired:
Institutional Class	(5,647,740,495)	(5,647,740,495)	(6,753,104,132)	(6,753,104,132)
Private Investment Class	(1,311,494,292)	(1,311,494,292)	(1,131,432,698)	(1,131,432,698)
Personal Investment Class	(1,899,666,068)	(1,899,666,068)	(2,019,130,992)	(2,019,130,992)
Cash Management	(2,676,713,762)	(2,676,713,762)	(2,671,750,352)	(2,671,750,352)
Reserve Class	(75,172,040)	(75,172,040)	(56,138,895)	(56,138,895)
Resource Class	(115,690,876)	(115,690,876)	(190,989,437)	(190,989,437)
Corporate Class	(1,489,527,506)	(1,489,527,506)	(1,546,950,461)	(1,546,950,461)
Net increase (decrease) in share activity	(56,467,256)	$(56,467,256)	(255,036,403)	$(255,036,403)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 6% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

50                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	16,186,538,309	$16,186,538,309	26,055,460,755	$26,055,460,755
Private Investment Class	1,918,270,498	1,918,270,498	2,641,592,556	2,641,592,556
Personal Investment Class	1,159,663,689	1,159,663,689	1,071,616,816	1,071,616,816
Cash Management Class	43,232,395,125	43,232,395,125	34,271,725,690	34,271,725,690
Reserve Class	252,917,682	252,917,682	281,164,270	281,164,270
Resource Class	807,040,285	807,040,285	347,900,466	347,900,466
Corporate Class	17,596,274,337	17,596,274,337	17,590,650,977	17,590,650,977

Issued as reinvestment of dividends:
Institutional Class	798,429	798,429	1,179,560	1,179,560
Private Investment Class	16,415	16,415	53,397	53,397
Personal Investment Class	18,911	18,911	30,289	30,289
Cash Management Class	56,720	56,720	122,133	122,133
Reserve Class	8,788	8,788	9,165	9,165
Resource Class	15,472	15,472	28,138	28,138
Corporate Class	107,134	107,134	199,623	199,623

Reacquired:
Institutional Class	(16,128,571,532)	(16,128,571,532)	(25,649,577,950)	(25,649,577,950)
Private Investment Class	(1,976,726,764)	(1,976,726,764)	(2,866,674,278)	(2,866,674,278)
Personal Investment Class	(1,129,158,366)	(1,129,158,366)	(1,066,603,715)	(1,066,603,715)
Cash Management	(41,861,539,194)	(41,861,539,194)	(32,974,159,376)	(32,974,159,376)
Reserve Class	(171,789,981)	(171,789,981)	(200,132,733)	(200,132,733)
Resource Class	(761,525,651)	(761,525,651)	(295,870,840)	(295,870,840)
Corporate Class	(19,009,764,700)	(19,009,764,700)	(16,756,465,620)	(16,756,465,620)
Net increase in share activity	115,045,606	$115,045,606	2,452,249,323	$2,452,249,323

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 18% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

51                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	53,908,163,991	$53,908,163,991	46,220,360,964	$46,220,360,964
Private Investment Class	1,364,107,784	1,364,107,784	1,502,277,595	1,502,277,595
Personal Investment Class	152,623,485	152,623,485	139,783,039	139,783,039
Cash Management Class	9,268,718,362	9,268,718,362	10,691,710,205	10,691,710,205
Reserve Class	782,967,584	782,967,584	619,154,214	619,154,214
Resource Class	1,221,553,304	1,221,553,304	1,092,349,252	1,092,349,252
Corporate Class	8,090,257,007	8,090,257,007	5,307,227,949	5,307,227,949

Issued as reinvestment of dividends:
Institutional Class	234,710	234,710	550,215	550,215
Private Investment Class	18,550	18,550	25,979	25,979
Personal Investment Class	47	47	99	99
Cash Management Class	58,768	58,768	137,001	137,001
Reserve Class	32,853	32,853	36,484	36,484
Resource Class	10,562	10,562	25,432	25,432
Corporate Class	102,366	102,366	67,865	67,865

Reacquired:
Institutional Class	(55,019,508,938)	(55,019,508,938)	(45,553,569,653)	(45,553,569,653)
Private Investment Class	(1,375,464,780)	(1,375,464,780)	(1,525,883,358)	(1,525,883,358)
Personal Investment Class	(160,174,869)	(160,174,869)	(104,638,227)	(104,638,227)
Cash Management	(9,433,916,009)	(9,433,916,009)	(10,730,364,926)	(10,730,364,926)
Reserve Class	(761,055,972)	(761,055,972)	(594,307,726)	(594,307,726)
Resource Class	(1,261,322,358)	(1,261,322,358)	(1,098,937,460)	(1,098,937,460)
Corporate Class	(8,266,081,383)	(8,266,081,383)	(4,976,741,902)	(4,976,741,902)
Net increase (decrease) in share activity	(1,488,674,936)	$(1,488,674,936)	989,263,041	$989,263,041

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

52                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,045,403,499	$1,045,403,499	3,845,348,294	$3,845,348,294
Private Investment Class	142,692,873	142,692,873	191,682,602	191,682,602
Personal Investment Class	8,462,127	8,462,127	14,523,876	14,523,876
Cash Management Class	106,245,801	106,245,801	84,031,947	84,031,947
Reserve Class	973,205	973,205	816,640	816,640
Resource Class	169	169	2,973,005	2,973,005
Corporate Class	406,100,000	406,100,000	80,000,000	80,000,000

Issued as reinvestment of dividends:
Institutional Class	75,437	75,437	193,790	193,790
Private Investment Class	6,138	6,138	3,966	3,966
Cash Management Class	26,434	26,434	6,954	6,954
Reserve Class	420	420	347	347
Resource Class	1,707	1,707	2,056	2,056
Corporate Class	15,798	15,798	4	4

Reacquired:
Institutional Class	(1,662,325,743)	(1,662,325,743)	(3,532,815,494)	(3,532,815,494)
Private Investment Class	(147,154,616)	(147,154,616)	(210,098,425)	(210,098,425)
Personal Investment Class	(10,858,340)	(10,858,340)	(12,874,622)	(12,874,622)
Cash Management	(89,722,713)	(89,722,713)	(85,934,360)	(85,934,360)
Reserve Class	(1,565,362)	(1,565,362)	(870,437)	(870,437)
Resource Class	(1,484,562)	(1,484,562)	(9,701,658)	(9,701,658)
Corporate Class	(355,615,794)	(355,615,794)	(80,000,000)	(80,000,000)
Net increase (decrease) in share activity	(558,723,522)	$(558,723,522)	287,288,485	$287,288,485

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 71% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

53                         Short-Term Investments Trust

NOTE 9—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Years ended August 31,
	2014(a)		2013
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	1,155,647,434	$1,155,647,434	1,566,703,950	$1,566,703,950
Private Investment Class	57,873,911	57,873,911	140,182,581	140,182,581
Personal Investment Class	4,026,135	4,026,135	7,300,308	7,300,308
Cash Management Class	116,900,434	116,900,434	181,848,030	181,848,030
Reserve Class	72,340,249	72,340,249	74,098,247	74,098,247
Resource Class	1,808,647	1,808,647	33,461,520	33,461,520
Corporate Class	66,264,000	66,264,000	80,028,574	80,028,574

Issued as reinvestment of dividends:
Institutional Class	33,173	33,173	73,809	73,809
Private Investment Class	15,789	15,789	30,044	30,044
Personal Investment Class	602	602	741	741
Cash Management Class	22,852	22,852	31,879	31,879
Reserve Class	13,494	13,494	17,444	17,444
Resource Class	3,561	3,561	8,151	8,151
Corporate Class	21,937	21,937	16,263	16,263

Reacquired:
Institutional Class	(1,147,824,209)	(1,147,824,209)	(1,545,909,894)	(1,545,909,894)
Private Investment Class	(76,060,289)	(76,060,289)	(183,594,500)	(183,594,500)
Personal Investment Class	(5,085,273)	(5,085,273)	(5,266,473)	(5,266,473)
Cash Management	(164,128,127)	(164,128,127)	(150,461,464)	(150,461,464)
Reserve Class	(77,519,228)	(77,519,228)	(66,667,425)	(66,667,425)
Resource Class	(4,591,909)	(4,591,909)	(53,528,708)	(53,528,708)
Corporate Class	(66,214,451)	(66,214,451)	(75,915,191)	(75,915,191)
Net increase (decrease) in share activity	(66,451,268)	$(66,451,268)	2,457,886	$2,457,886

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 61% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

54                         Short-Term Investments Trust

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Year ended 08/31/14	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$135,553	0.19	%(c)	0.37	%(c)	0.02	%(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	261,421	0.30		0.38		0.04
STIC Prime Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06	(c)	0.39	(c)	0.08	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	151,109	0.25		0.39		0.04
Treasury Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04	(c)	0.37	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	409,398	0.15		0.38		0.03
Government & Agency Portfolio
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06	(c)	0.33	(c)	0.02	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	294,164	0.21		0.33		0.03
Government TaxAdvantage Portfolio
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02	(c)	0.49	(c)	0.03	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	11,160	0.14		0.46		0.04
Tax-Free Cash Reserve Portfolio
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04	(c)	0.50	(c)	0.04	(c)
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02
Year ended 08/31/10	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	43,656	0.29		0.49		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $89,867, $44,685, $378,617, $115,995, $4,377 and $7,368 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

55                         Short-Term Investments Trust

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Resource Class

Shareholders of Short-Term Investments Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the Resource Class financial highlights present fairly, in all material respects, the financial position of Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserves Portfolio (the six portfolios constituting Short-Term Investments Trust, hereafter referred to as the “Trust”) at August 31, 2014, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the Resource Class financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2014 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP

October 27, 2014

Houston, Texas

56                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2014 through August 31, 2014.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (03/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (08/31/14)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/14)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$0.91	$1,024.30	$0.92	0.18%
STIC Prime Portfolio	1,000.00	1,000.50	0.20	1,025.00	0.20	0.04
Treasury Portfolio	1,000.00	1,000.00	0.25	1,024.95	0.26	0.05
Government & Agency Portfolio	1,000.00	1,000.10	0.35	1,024.85	0.36	0.07
Government TaxAdvantage Portfolio	1,000.00	1,000.20	0.10	1,025.10	0.10	0.02
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.20	0.25	1,024.95	0.26	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period March 1, 2014 through August 31, 2014, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

57                         Short-Term Investments Trust

Approval of Investment Advisory and Sub-Advisory Contracts

(Government & Agency Portfolio, Government TaxAdvantage Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio and Tax-Free Cash Reserve Portfolio)

The Board of Trustees (the Board) of Short-Term Investments Trust is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of Short-Term Investment Trust (each, a fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 16-17, 2014, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2014.

In evaluating the fairness and reasonableness of compensation under each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interest of each Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned Invesco Funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Lipper Inc. (Lipper), an independent provider of investment company data. The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in many cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 17, 2014, and may not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The

Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ investment process oversight, independent credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance.

In determining whether to continue each Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship and the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance

The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreements. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Government & Agency Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

58                         Short-Term Investments Trust

Government Taxadvantage Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Government Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Liquid Assets Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

STIC Prime Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one year period and the second quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Treasury Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional U.S. Treasury Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of

Institutional Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Institutional Tax-Exempt Money Market Funds Index. The Board noted that performance of Institutional Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Institutional Class shares of the Fund was above the performance of the Index for the one and three year periods and below the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

Government & Agency Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was below the rate of one such mutual fund. The

Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Government Taxadvantage Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was above the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

59                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Liquid Assets Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

STIC Prime Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term

“contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates that are managed using an investment process substantially similar to the investment process used for the Fund. The Board noted that the Fund’s rate was the same as the rate of one such mutual fund. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Treasury Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints)

as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

Tax-Free Cash Reserve Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual management fee rate for Institutional Class shares of the Fund was below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” may include both advisory and certain administrative services fees, but that Lipper does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not charge the Invesco Funds for the administrative services included in the term as defined by Lipper. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group.

The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least December 31, 2014 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

The Board noted that Invesco Advisers does not manage other mutual funds or client accounts using an investment process substantially similar to the investment process used for the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly

60                         Short-Term Investments Trust

by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

Government & Agency Portfolio, Liquid Assets Portfolio, STIC Prime Portfolio and Treausry Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board noted that no Fund benefits from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board considered the extent to which there are economies of scale in the provision of advisory services to each Fund. The Board also considered whether any Fund benefits from economies of scale through contractual breakpoints in each Fund’s advisory fee schedule and was assisted in this review by a report from the Senior Officer. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources

Government & Agency Portfolio and Treasury Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers operated at a profit from providing advisory services to the Fund, but did not make a profit after considering services provided by subsidiaries. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Government Taxadvantage Portfolio and Tax-Free Cash Reserve Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended

December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that in the current low interest rate environment, Invesco Advisers and its subsidiaries did not make a profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Liquid Assets Portfolio and STIC Prime Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2013. The Board received information from Invesco Advisers about the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and each Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to each Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Lipper and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.

The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

STIC Prime Portfolio

The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and that the research received may be used with other clients of Invesco Advisers and may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered that it receives periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.

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Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended August 31, 2014:

Federal and State Income Tax
	Qualified Dividend Income*	Corporate Dividends Received Deduction*	U.S. Treasury Obligations*	Tax-Exempt Interest Dividends
Liquid Assets Portfolio	0.00%	0.00%	0.05%	0.00%
STIC Prime Portfolio	0.00%	0.00%	0.00%	0.00%
Treasury Portfolio	0.00%	0.00%	54.76%	0.00%
Government & Agency Portfolio	0.00%	0.00%	0.38%	0.00%
Government TaxAdvantage Portfolio	0.00%	0.00%	11.45%	0.00%
Tax-Free Cash Reserve Portfolio	0.00%	0.00%	0.00%	100%

*	The above percentage is based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Liquid Assets Portfolio	$—	0.00%
STIC Prime Portfolio	55,166	0.00%
Treasury Portfolio	—	100%
Government & Agency Portfolio	—	100%
Government TaxAdvantage Portfolio	11,182	0.00%
Tax-Free Cash Reserve Portfolio	—	0.00%

**	The above percentage is based on income dividends paid to shareholders during the Fund’s fiscal year.

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Trustees and Officers

The address of each trustee and officer is Short-Term Investments Trust (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Persons
Martin L. Flanagan[1] — 1960 Trustee	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Trustee, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization).

			141	None
Philip A. Taylor[2] — 1954 Trustee and Executive Vice President	2006

Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Co-Chairman, Co-President and Co-Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) (financial services holding company); Director and President, INVESCO Funds Group, Inc. (registered investment adviser and registered transfer agent); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) (registered transfer agent) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.) (registered broker dealer); Director, President and Chairman, Invesco Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company) and Invesco Canada Fund Inc. (corporate mutual fund company); Director, Chairman and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); Trustee, President and Principal Executive Officer, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); Trustee and Executive Vice President, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only); Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, Chief Executive Officer and President, Van Kampen Exchange Corp.

Formerly: Director and Chairman, Van Kampen Investor Services Inc.; Director, Chief Executive Officer and President, 1371 Preferred Inc. (holding company) and Van Kampen Investments Inc.; Director and President, AIM GP Canada Inc. (general partner for limited partnerships) and Van Kampen Advisors, Inc.; Director and Chief Executive Officer, Invesco Trimark Dealer Inc. (registered broker dealer); Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) (registered broker dealer); Manager, Invesco PowerShares Capital Management LLC; Director, Chief Executive Officer and President, Invesco Advisers, Inc.; Director, Chairman, Chief Executive Officer and President, Invesco Aim Capital Management, Inc.; President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

			141	None
Wayne W. Whalen[3] — 1939 Trustee	2010	Of Counsel, and prior to 2010, partner in the law firm of Skadden, Arps, Slate, Meagher & Flom LLP, legal counsel to certain funds in the Fund Complex	141	Director of the Mutual fund Directors Forum, a nonprofit membership organization for investment directors; Chairman and Director of the Abraham Lincoln Presidential Library Foundation; and Director of the Stevenson Center for Democracy

[1]	Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.
[2]	Mr. Taylor is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer and a director of the Adviser.
[3]	Mr. Whalen is retiring effective December 31, 2014. He has been deemed to be an interested person of the Trust because of his prior service as counsel to the predecessor funds of certain Invesco open-end funds and his affiliation with the law firm that served as counsel to such predecessor funds and the Invesco closed-end funds.

T-1                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett — 1944 Trustee and Chair	1993	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); and Investment Company Institute	141	ALPS (Attorneys Liability Protection Society) (insurance company)
David C. Arch — 1945 Trustee	2010	Chairman of Blistex Inc., a consumer health care products manufacturer	141	Board member of the Illinois Manufacturers’ Association; Member of the Board of Visitors, Institute for the Humanities, University of Michigan; Member of the Audit Committee of the Edward-Elmhurst Hospital
Frank S. Bayley — 1939 Trustee	2001	Retired. Formerly: Director, Badgley Funds Inc. (registered investment company) (2 portfolios) and General Partner and Of Counsel, law firm of Baker & McKenzie, LLP	141	Director and Chairman, C.D. Stimson Company (a real estate investment company); Trustee, The Curtis Institute of Music
James T. Bunch — 1942 Trustee	2003	Managing Member, Grumman Hill Group LLC (family office private equity investments) Formerly: Founder, Green Manning & Bunch Ltd. (investment banking firm) (1988-2010); Executive Committee, United States Golf Association; and Director, Policy Studies, Inc. and Van Gilder Insurance Corporation	141	Chairman, Board of Governors, Western Golf Association; Chairman, Evans Scholars Foundation; and Director, Denver Film Society
Rodney F. Dammeyer — 1940 Trustee	2010

Chairman of CAC, LLC, (private company offering capital investment and management advisory services)

Formerly: Prior to 2001, Managing Partner at Equity Group Corporate Investments; Prior to 1995, Chief Executive Officer of Itel Corporation (formerly Anixter International); Prior to 1985, experience includes Senior Vice President and Chief Financial Officer of Household International, Inc., Executive Vice President and Chief Financial Officer of Northwest Industries, Inc. and Partner of Arthur Andersen & Co.; From 1987 to 2010, Director/Trustee of investment companies in the Van Kampen Funds complex

			141	Director of Quidel Corporation and Stericycle, Inc.
Albert R. Dowden — 1941 Trustee	2000

Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Nature’s Sunshine Products, Inc. and Reich & Tang Funds (5 portfolios) (registered investment company)

Formerly: Director, Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company); Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market) and Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Senior Vice President, AB Volvo; Director of various public and private corporations; Chairman, DHJ Media, Inc.; Director, Magellan Insurance Company; and Director, The Hertz Corporation, Genmar Corporation (boat manufacturer), National Media Corporation; Advisory Board of Rotary Power International (designer, manufacturer, and seller of rotary power engines); and Chairman, Cortland Trust, Inc. (registered investment company)

			141	Director of: Nature’s Sunshine Products, Inc., Reich & Tang Funds, Homeowners of America Holding Corporation/ Homeowners of America Insurance Company, the Boss Group
Jack M. Fields — 1952 Trustee	1997	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); Owner and Chief Executive Officer, Dos Angeles Ranch, L.P. (cattle, hunting, corporate entertainment); and Discovery Global Education Fund (non-profit) Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	141	Insperity, Inc. (formerly known as Administaff)
Prema Mathai-Davis — 1950 Trustee	1998	Retired. Formerly: Chief Executive Officer, YWCA of the U.S.A.	141	None
Larry Soll — 1942 Trustee	2003	Retired. Formerly: Chairman, Chief Executive Officer and President, Synergen Corp. (a biotechnology company)	141	None
Hugo F. Sonnenschein — 1940 Trustee	2010	President Emeritus and Honorary Trustee of the University of Chicago and the Adam Smith Distinguished Service Professor in the Department of Economics at the University of Chicago. Prior to 2000, President of the University of Chicago	141	Trustee of the University of Rochester and a member of its investment committee; Member of the National Academy of Sciences and the American Philosophical Society; Fellow of the American Academy of Arts and Sciences

T-2                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees—(continued)
Raymond Stickel, Jr. — 1944 Trustee	2005	Retired. Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios) and Partner, Deloitte & Touche	141	None
Suzanne H. Woolsey — 1941 Trustee	2014	Chief Executive Officer of Woolsey Partners LLC	141	Emeritus Chair of the Board of Trustees of the Institute for Defense Analyses; Trustee of Colorado College; Trustee of California Institute of Technology; Prior to 2014, Director of Fluor Corp.; Prior to 2010, Trustee of the German Marshall Fund of the United States; Prior to 2010 Trustee of the Rocky Mountain Institute
Other Officers
Karen Dunn Kelley — 1960 President and Principal Executive Officer	1989

Senior Managing Director, Investments; Director, Co-President, Co-Chief Executive Officer, and Co-Chairman, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Chairman, Invesco Senior Secured Management, Inc.; Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.); Executive Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Invesco Mortgage Capital Inc. and Invesco Management Company Limited; Director and President, INVESCO Asset Management (Bermuda) Ltd., Vice President, The Invesco Funds (other than AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust); and President and Principal Executive Officer, The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Short-Term Investments Trust only)

Formerly: Director, INVESCO Global Asset Management Limited and INVESCO Management S.A.; Senior Vice President, Van Kampen Investments Inc. and Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Director of Cash Management and Senior Vice President, Invesco Advisers, Inc. and Invesco Aim Capital Management, Inc.; Director and President, Fund Management Company; Chief Cash Management Officer, Director of Cash Management, Senior Vice President, and Managing Director, Invesco Aim Capital Management, Inc.; Director of Cash Management, Senior Vice President, and Vice President, Invesco Advisers, Inc. and The Invesco Funds (AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), and Short-Term Investments Trust only)

			N/A	N/A
Russell C. Burk — 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary	2006

Director, Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.) and IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Manager, Invesco PowerShares Capital Management LLC; Director, Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco Aim Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

			N/A	N/A

T-3                         Short-Term Investments Trust

Trustees and Officers—(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/ or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Other Officers—(continued)
Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer	1999

Vice President, Treasurer and Principal Financial Officer, The Invesco Funds; Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

Formerly: Vice President, Invesco Aim Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds and Assistant Vice President, Invesco Advisers, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.; and Treasurer, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Crissie M. Wisdom — 1969 Anti-Money Laundering Compliance Officer	2013

Anti-Money Laundering Compliance Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser), Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.), Invesco Distributors, Inc., Invesco Investment Services, Inc., Invesco Management Group, Inc., Van Kampen Exchange Corp., The Invesco Funds, and PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust, and PowerShares Actively Managed Exchange-Traded Fund Trust; and Fraud Prevention Manager and Controls and Risk Analysis Manager for Invesco Investment Services, Inc.

			N/A	N/A
Todd L. Spillane — 1958 Chief Compliance Officer	2006

Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco Aim Management Group, Inc.) and Van Kampen Exchange Corp.; Senior Vice President and Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser) (formerly known as Invesco Institutional (N.A.), Inc.); Chief Compliance Officer, The Invesco Funds; Vice President, Invesco Distributors, Inc. (formerly known as Invesco Aim Distributors, Inc.) and Invesco Investment Services, Inc. (formerly known as Invesco Aim Investment Services, Inc.)

Formerly: Chief Compliance Officer, Invesco Funds (Chicago); Senior Vice President, Van Kampen Investments Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisers, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment adviser), Invesco Global Asset Management (N.A.), Inc., Invesco Senior Secured Management, Inc. (registered investment adviser), Van Kampen Investor Services Inc., PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust; and Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s prospectus for information on the Fund’s sub-advisers.

Office of the Fund 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Investment Adviser Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Distributor Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Auditors PricewaterhouseCoopers LLP 1201 Louisiana Street, Suite 2900 Houston, TX 77002-5678

Counsel to the Fund Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Counsel to the Independent Trustees Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Transfer Agent Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Custodian Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-4                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287 CM-STIT-AR-4 Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Raymond Stickel, Jr. Mr. Stickel is “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) to (d)

Fees Billed by PWC Related to the Registrant

PWC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2014	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre-Approval Requirement(1)	Fees Billed for Services Rendered to the Registrant for fiscal year end 2013	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2013 Pursuant to Waiver of Pre-Approval Requirement(1)
Audit Fees	$108,600	N/A	$142,200	N/A
Audit-Related Fees	$0	0%	$0	0%
Tax Fees(2)	$24,770	0%	$24,900	0%
All Other Fees	$0	0%	$0	0%

Total Fees	$133,370	0%	$167,100	0%

(g) PWC billed the Registrant aggregate non-audit fees of $24,770 for the fiscal year ended 2014, and $24,900 for the fiscal year ended 2013, for non-audit services rendered to the Registrant.

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Tax fees for the fiscal year end 2014 includes fees billed for reviewing tax returns. Tax fees for the fiscal year end 2013 includes fees billed for reviewing tax returns.

Fees Billed by PWC Related to Invesco and Invesco Affiliates

PWC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as follows:

	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2014 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2014 Pursuant to Waiver of Pre- Approval Requirement(1)	Fees Billed for Non- Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2013 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	(e)(2) Percentage of Fees Billed Applicable to Non-Audit Services Provided for fiscal year end 2013 Pursuant to Waiver of Pre- Approval Requirement(1)
Audit-Related Fees	$574,000	0%	$0	0%
Tax Fees	$0	0%	$0	0%
All Other Fees	$0	0%	$0	0%

Total Fees(2)	$574,000	0%	$0	0%

(1)	With respect to the provision of non-audit services, the pre-approval requirement is waived pursuant to a de minimis exception if (i) such services were not recognized as non-audit services by the Registrant at the time of engagement, (ii) the aggregate amount of all such services provided is no more than 5% of the aggregate audit and non-audit fees paid by the Registrant, Invesco and Invesco Affiliates to PWC during a fiscal year; and (iii) such services are promptly brought to the attention of the Registrant’s Audit Committee and approved by the Registrant’s Audit Committee prior to the completion of the audit.
(2)	Audit-Related fees for the year end 2014 include fees billed related to reviewing controls at a service organization.

(g) Including the fees for services not required to be pre-approved by the registrant’s audit committee, PWC billed Invesco and Invesco Affiliates aggregate non-audit fees of $2,684,926 for the fiscal year ended 2014, and $7,055 for the fiscal year ended 2013, for non-audit services rendered to Invesco and Invesco Affiliates.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PWC’s independence. To the extent that such services were provided, the Audit Committee determined that the provision of such services is compatible with PWC maintaining independence with respect to the Registrant.

(f) Not applicable.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees of

the Invesco Funds (the “Funds”)

Last Amended May 4, 2010

Statement of Principles

Under the Sarbanes-Oxley Act of 2002 and rules adopted by the Securities and Exchange Commission (“SEC”) (“Rules”), the Audit Committees of the Funds’ (the “Audit Committees”) Board of Trustees (the “Board”) are responsible for the appointment, compensation and oversight of the work of independent accountants (an “Auditor”). As part of this responsibility and to assure that the Auditor’s independence is not impaired, the Audit Committees pre-approve the audit and non-audit services provided to the Funds by each Auditor, as well as all non-audit services provided by the Auditor to the Funds’ investment adviser and to affiliates of the adviser that provide ongoing services to the Funds (“Service Affiliates”) if the services directly impact the Funds’ operations or financial reporting. The SEC Rules also specify the types of services that an Auditor may not provide to its audit client. The following policies and procedures comply with the requirements for pre-approval and provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.

Proposed services either may be pre-approved without consideration of specific case-by-case services by the Audit Committees (“general pre-approval”) or require the specific pre-approval of the Audit Committees (“specific pre-approval”). As set forth in these policies and procedures, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committees. Additionally, any fees exceeding 110% of estimated pre-approved fee levels provided at the time the service was pre-approved will also require specific approval by the Audit Committees before payment is made. The Audit Committees will also consider the impact of additional fees on the Auditor’s independence when determining whether to approve any additional fees for previously pre-approved services.

The Audit Committees will annually review and generally pre-approve the services that may be provided by each Auditor without obtaining specific pre-approval from the Audit Committee generally on an annual basis. The term of any general pre-approval runs from the date of such pre-approval through September 30th of the following year, unless the Audit Committees consider a different period and state otherwise. The Audit Committees will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of these policies and procedures is to set forth the guidelines to assist the Audit Committees in fulfilling their responsibilities.

Delegation

The Audit Committees may from time to time delegate pre-approval authority to one or more of its members who are Independent Trustees. All decisions to pre-approve a service by a delegated member shall be reported to the Audit Committees at the next quarterly meeting.

Audit Services

The annual audit services engagement terms will be subject to specific pre-approval of the Audit Committees. Audit services include the annual financial statement audit and other procedures such as tax provision work that is required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committees will obtain, review and consider sufficient information concerning the proposed Auditor to make a reasonable evaluation of the Auditor’s qualifications and independence.

In addition to the annual Audit services engagement, the Audit Committees may grant either general or specific pre-approval of other audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services such as issuing consents for the inclusion of audited financial statements with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

Non-Audit Services

The Audit Committees may provide either general or specific pre-approval of any non-audit services to the Funds and its Service Affiliates if the Audit Committees believe that the provision of the service will not impair the independence of the Auditor, is consistent with the SEC’s Rules on auditor independence, and otherwise conforms to the Audit Committees’ general principles and policies as set forth herein.

Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by the independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; and agreed-upon procedures related to mergers, compliance with ratings agency requirements and interfund lending activities.

Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committees will scrutinize carefully the retention of the Auditor in connection with a transaction initially recommended by the Auditor, the major business purpose of which may be tax avoidance or the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committees will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisors as necessary to ensure the consistency of Tax services rendered by the Auditor with the foregoing policy.

No Auditor shall represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Under rules adopted by the Public Company Accounting Oversight Board and approved by the SEC, in connection with seeking Audit Committees’ pre-approval of permissible Tax services, the Auditor shall:

1.	Describe in writing to the Audit Committees, which writing may be in the form of the proposed engagement letter:

a.	The scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the Fund, relating to the service; and

b.	Any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor and any person (other than the Fund) with respect to the promoting, marketing, or recommending of a transaction covered by the service;

2.	Discuss with the Audit Committees the potential effects of the services on the independence of the Auditor; and

3.	Document the substance of its discussion with the Audit Committees.

All Other Auditor Services

The Audit Committees may pre-approve non-audit services classified as “All other services” that are not categorically prohibited by the SEC, as listed in Exhibit 1 to this policy.

Pre-Approval Fee Levels or Established Amounts

Pre-approval of estimated fees or established amounts for services to be provided by the Auditor under general or specific pre-approval policies will be set periodically by the Audit Committees. Any proposed fees exceeding 110% of the maximum estimated pre-approved fees or established amounts for pre-approved audit and non-audit services will be reported to the Audit Committees at the quarterly Audit Committees meeting and will require specific approval by the Audit Committees before payment is made. The Audit Committees will always factor in the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services and in determining whether to approve any additional fees exceeding 110% of the maximum pre-approved fees or established amounts for previously pre-approved services.

Procedures

Generally on an annual basis, Invesco Advisers, Inc. (“Invesco”) will submit to the Audit Committees for general pre-approval, a list of non-audit services that the Funds or Service Affiliates of the Funds may request from the Auditor. The list will describe the non-audit services in reasonable detail and will include an estimated range of fees and such other information as the Audit Committee may request.

Each request for services to be provided by the Auditor under the general pre-approval of the Audit Committees will be submitted to the Funds’ Treasurer (or his or her designee) and must include a detailed description of the services to be rendered. The Treasurer or his or her designee will ensure that such services are included within the list of services that have received the general pre-approval of the Audit Committees. The Audit Committees will be informed at the next quarterly scheduled Audit Committees meeting of any such services for which the Auditor rendered an invoice and whether such services and fees had been pre-approved and if so, by what means.

Each request to provide services that require specific approval by the Audit Committees shall be submitted to the Audit Committees jointly by the Fund’s Treasurer or his or her designee and the Auditor, and must include a joint statement that, in their view, such request is consistent with the policies and procedures and the SEC Rules.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committees will describe in writing: (i) the scope of the service, the fee structure for the engagement, and any side letter or amendment to the engagement letter, or any other agreement between the Auditor and the audit client, relating to the service; and (ii) any compensation arrangement or other agreement between the Auditor and any person (other than the audit client) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will discuss with the Audit Committees the potential effects of the services on the Auditor’s independence and will document the substance of the discussion.

Non-audit services pursuant to the de minimis exception provided by the SEC Rules will be promptly brought to the attention of the Audit Committees for approval, including documentation that each of the conditions for this exception, as set forth in the SEC Rules, has been satisfied.

On at least an annual basis, the Auditor will prepare a summary of all the services provided to any entity in the investment company complex as defined in section 2-01(f)(14) of Regulation S-X in sufficient detail as to the nature of the engagement and the fees associated with those services.

The Audit Committees have designated the Funds’ Treasurer to monitor the performance of all services provided by the Auditor and to ensure such services are in compliance with these policies and procedures. The Funds’ Treasurer will report to the Audit Committees on a periodic basis as to the results of such monitoring. Both the Funds’ Treasurer and management of Invesco will immediately report to the chairman of the Audit Committees any breach of these policies and procedures that comes to the attention of the Funds’ Treasurer or senior management of Invesco.

Exhibit 1 to Pre-Approval of Audit and Non-Audit Services Policies and Procedures

Conditionally Prohibited Non-Audit Services (not prohibited if the Fund can reasonably conclude that the results of the service would not be subject to audit procedures in connection with the audit of the Fund’s financial statements)

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

Categorically Prohibited Non-Audit Services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any service or product provided for a contingent fee or a commission

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance

•	Tax services for persons in financial reporting oversight roles at the Fund

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 20, 2014, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 20, 2014, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Trust

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 7, 2014

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Dunn Kelley
Karen Dunn Kelley
Principal Executive Officer

Date:	November 7, 2014

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	November 7, 2014

EXHIBIT INDEX

12(a) (1)	Code of Ethics.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.